UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Balanced Fund

Class A EVIFX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,043,236,394
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	435
Portfolio Turnover Rate	0%Footnote Reference*
Footnote	Description
Footnote*	Amount is less than 1%.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Exchange-Traded Funds	1.0%
Collateralized Mortgage Obligations	1.8%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	2.8%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.1%
Corporate Bonds	8.9%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Common Stocks	63.1%
Footnote	Description
Footnote*	Investment types less than 1% each.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.4%
Alphabet, Inc., Class C	4.1%
Apple, Inc.	3.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EVIFX-TSR-SAR

Eaton Vance Balanced Fund

Class C ECIFX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,043,236,394
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	435
Portfolio Turnover Rate	0%Footnote Reference*
Footnote	Description
Footnote*	Amount is less than 1%.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Exchange-Traded Funds	1.0%
Collateralized Mortgage Obligations	1.8%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	2.8%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.1%
Corporate Bonds	8.9%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Common Stocks	63.1%
Footnote	Description
Footnote*	Investment types less than 1% each.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.4%
Alphabet, Inc., Class C	4.1%
Apple, Inc.	3.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ECIFX-TSR-SAR

Eaton Vance Balanced Fund

Class I EIIFX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,043,236,394
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	435
Portfolio Turnover Rate	0%Footnote Reference*
Footnote	Description
Footnote*	Amount is less than 1%.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Exchange-Traded Funds	1.0%
Collateralized Mortgage Obligations	1.8%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	2.8%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.1%
Corporate Bonds	8.9%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Common Stocks	63.1%
Footnote	Description
Footnote*	Investment types less than 1% each.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.4%
Alphabet, Inc., Class C	4.1%
Apple, Inc.	3.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EIIFX-TSR-SAR

Eaton Vance Balanced Fund

Class R ERIFX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$62	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,043,236,394
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	435
Portfolio Turnover Rate	0%Footnote Reference*
Footnote	Description
Footnote*	Amount is less than 1%.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Exchange-Traded Funds	1.0%
Collateralized Mortgage Obligations	1.8%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	2.8%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.1%
Corporate Bonds	8.9%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Common Stocks	63.1%
Footnote	Description
Footnote*	Investment types less than 1% each.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.4%
Alphabet, Inc., Class C	4.1%
Apple, Inc.	3.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ERIFX-TSR-SAR

Eaton Vance Balanced Fund

Class R6 ESIFX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,043,236,394
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	435
Portfolio Turnover Rate	0%Footnote Reference*
Footnote	Description
Footnote*	Amount is less than 1%.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Exchange-Traded Funds	1.0%
Collateralized Mortgage Obligations	1.8%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	2.8%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.1%
Corporate Bonds	8.9%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Common Stocks	63.1%
Footnote	Description
Footnote*	Investment types less than 1% each.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.4%
Alphabet, Inc., Class C	4.1%
Apple, Inc.	3.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ESIFX-TSR-SAR

Eaton Vance Core Bond Fund

Class A EAGIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$340,281,677
# of Portfolio Holdings (for Core Bond Portfolio)	377
Portfolio Turnover Rate (for Core Bond Portfolio)	146%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Core Bond Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.6%
Exchange-Traded Funds	2.7%
Short-Term Investments	4.8%
Collateralized Mortgage Obligations	5.0%
Commercial Mortgage-Backed Securities	7.7%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	16.5%
Corporate Bonds	24.2%
U.S. Government Agency Mortgage-Backed Securities	25.1%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(2.7%)
Not Rated	3.8%
CCC or Lower	0.2%
B	0.9%
BB	2.5%
BBB	14.4%
A	13.7%
AA	54.1%
AAA	13.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EAGIX-TSR-SAR

Eaton Vance Core Bond Fund

Class I EIGIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$340,281,677
# of Portfolio Holdings (for Core Bond Portfolio)	377
Portfolio Turnover Rate (for Core Bond Portfolio)	146%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Core Bond Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.6%
Exchange-Traded Funds	2.7%
Short-Term Investments	4.8%
Collateralized Mortgage Obligations	5.0%
Commercial Mortgage-Backed Securities	7.7%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	16.5%
Corporate Bonds	24.2%
U.S. Government Agency Mortgage-Backed Securities	25.1%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(2.7%)
Not Rated	3.8%
CCC or Lower	0.2%
B	0.9%
BB	2.5%
BBB	14.4%
A	13.7%
AA	54.1%
AAA	13.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EIGIX-TSR-SAR

Eaton Vance Dividend Builder Fund

Class A EVTMX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$914,142,013
# of Portfolio Holdings	58
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.6%
Materials	3.2%
Communication Services	4.1%
Utilities	4.2%
Real Estate	4.4%
Consumer Discretionary	4.7%
Consumer Staples	4.9%
Energy	6.4%
Industrials	11.7%
Financials	13.9%
Health Care	14.9%
Information Technology	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.7%
UnitedHealth Group, Inc.	3.3%
Coca-Cola Co.	3.2%
Johnson & Johnson	2.6%
Chevron Corp.	2.6%
KLA Corp.	2.5%
AbbVie, Inc.	2.5%
Lam Research Corp.	2.5%
Cisco Systems, Inc.	2.4%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EVTMX-TSR-SAR

Eaton Vance Dividend Builder Fund

Class C ECTMX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$914,142,013
# of Portfolio Holdings	58
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.6%
Materials	3.2%
Communication Services	4.1%
Utilities	4.2%
Real Estate	4.4%
Consumer Discretionary	4.7%
Consumer Staples	4.9%
Energy	6.4%
Industrials	11.7%
Financials	13.9%
Health Care	14.9%
Information Technology	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.7%
UnitedHealth Group, Inc.	3.3%
Coca-Cola Co.	3.2%
Johnson & Johnson	2.6%
Chevron Corp.	2.6%
KLA Corp.	2.5%
AbbVie, Inc.	2.5%
Lam Research Corp.	2.5%
Cisco Systems, Inc.	2.4%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ECTMX-TSR-SAR

Eaton Vance Dividend Builder Fund

Class I EIUTX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$914,142,013
# of Portfolio Holdings	58
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.6%
Materials	3.2%
Communication Services	4.1%
Utilities	4.2%
Real Estate	4.4%
Consumer Discretionary	4.7%
Consumer Staples	4.9%
Energy	6.4%
Industrials	11.7%
Financials	13.9%
Health Care	14.9%
Information Technology	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.7%
UnitedHealth Group, Inc.	3.3%
Coca-Cola Co.	3.2%
Johnson & Johnson	2.6%
Chevron Corp.	2.6%
KLA Corp.	2.5%
AbbVie, Inc.	2.5%
Lam Research Corp.	2.5%
Cisco Systems, Inc.	2.4%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EIUTX-TSR-SAR

Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund)

Class A ETGIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$166,892,619
# of Portfolio Holdings (for Greater India Portfolio)	50
Portfolio Turnover Rate (for Greater India Portfolio)	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Greater India Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.9%
Energy	3.1%
Communication Services	3.8%
Consumer Staples	5.1%
Information Technology	5.6%
Industrials	6.1%
Materials	8.0%
Consumer Discretionary	14.2%
Health Care	14.2%
Financials	38.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ICICI Bank Ltd.	9.9%
HDFC Bank Ltd., ADR	6.0%
Axis Bank Ltd.	5.2%
Mahindra & Mahindra Ltd.	3.8%
Bharti Airtel Ltd.	3.8%
Reliance Industries Ltd.	3.1%
Bajaj Finance Ltd.	3.1%
Sun Pharmaceutical Industries Ltd.	3.1%
Apollo Hospitals Enterprise Ltd.	3.0%
Grasim Industries Ltd.	2.9%
Total	43.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ETGIX-TSR-SAR

Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund)

Class C ECGIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$166,892,619
# of Portfolio Holdings (for Greater India Portfolio)	50
Portfolio Turnover Rate (for Greater India Portfolio)	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Greater India Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.9%
Energy	3.1%
Communication Services	3.8%
Consumer Staples	5.1%
Information Technology	5.6%
Industrials	6.1%
Materials	8.0%
Consumer Discretionary	14.2%
Health Care	14.2%
Financials	38.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ICICI Bank Ltd.	9.9%
HDFC Bank Ltd., ADR	6.0%
Axis Bank Ltd.	5.2%
Mahindra & Mahindra Ltd.	3.8%
Bharti Airtel Ltd.	3.8%
Reliance Industries Ltd.	3.1%
Bajaj Finance Ltd.	3.1%
Sun Pharmaceutical Industries Ltd.	3.1%
Apollo Hospitals Enterprise Ltd.	3.0%
Grasim Industries Ltd.	2.9%
Total	43.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ECGIX-TSR-SAR

Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund)

Class I EGIIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$166,892,619
# of Portfolio Holdings (for Greater India Portfolio)	50
Portfolio Turnover Rate (for Greater India Portfolio)	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Greater India Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.9%
Energy	3.1%
Communication Services	3.8%
Consumer Staples	5.1%
Information Technology	5.6%
Industrials	6.1%
Materials	8.0%
Consumer Discretionary	14.2%
Health Care	14.2%
Financials	38.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ICICI Bank Ltd.	9.9%
HDFC Bank Ltd., ADR	6.0%
Axis Bank Ltd.	5.2%
Mahindra & Mahindra Ltd.	3.8%
Bharti Airtel Ltd.	3.8%
Reliance Industries Ltd.	3.1%
Bajaj Finance Ltd.	3.1%
Sun Pharmaceutical Industries Ltd.	3.1%
Apollo Hospitals Enterprise Ltd.	3.0%
Grasim Industries Ltd.	2.9%
Total	43.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EGIIX-TSR-SAR

Eaton Vance Growth Fund

Class A EALCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$438,484,490
# of Portfolio Holdings	54
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Real Estate	0.4%
Consumer Staples	3.5%
Financials	3.8%
Health Care	7.4%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	13.6%
Information Technology	52.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	12.5%
Apple, Inc.	6.9%
Broadcom, Inc.	6.9%
Alphabet, Inc., Class A	5.5%
Microsoft Corp.	4.9%
Eli Lilly & Co.	3.8%
Meta Platforms, Inc., Class A	3.7%
Lam Research Corp.	3.6%
Amazon.com, Inc.	3.5%
Sandisk Corp.	3.0%
Total	54.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EALCX-TSR-SAR

Eaton Vance Growth Fund

Class C ECLCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$438,484,490
# of Portfolio Holdings	54
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Real Estate	0.4%
Consumer Staples	3.5%
Financials	3.8%
Health Care	7.4%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	13.6%
Information Technology	52.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	12.5%
Apple, Inc.	6.9%
Broadcom, Inc.	6.9%
Alphabet, Inc., Class A	5.5%
Microsoft Corp.	4.9%
Eli Lilly & Co.	3.8%
Meta Platforms, Inc., Class A	3.7%
Lam Research Corp.	3.6%
Amazon.com, Inc.	3.5%
Sandisk Corp.	3.0%
Total	54.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ECLCX-TSR-SAR

Eaton Vance Growth Fund

Class I ELCIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$438,484,490
# of Portfolio Holdings	54
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Real Estate	0.4%
Consumer Staples	3.5%
Financials	3.8%
Health Care	7.4%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	13.6%
Information Technology	52.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	12.5%
Apple, Inc.	6.9%
Broadcom, Inc.	6.9%
Alphabet, Inc., Class A	5.5%
Microsoft Corp.	4.9%
Eli Lilly & Co.	3.8%
Meta Platforms, Inc., Class A	3.7%
Lam Research Corp.	3.6%
Amazon.com, Inc.	3.5%
Sandisk Corp.	3.0%
Total	54.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ELCIX-TSR-SAR

Eaton Vance Growth Fund

Class R ELCRX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$438,484,490
# of Portfolio Holdings	54
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Real Estate	0.4%
Consumer Staples	3.5%
Financials	3.8%
Health Care	7.4%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	13.6%
Information Technology	52.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	12.5%
Apple, Inc.	6.9%
Broadcom, Inc.	6.9%
Alphabet, Inc., Class A	5.5%
Microsoft Corp.	4.9%
Eli Lilly & Co.	3.8%
Meta Platforms, Inc., Class A	3.7%
Lam Research Corp.	3.6%
Amazon.com, Inc.	3.5%
Sandisk Corp.	3.0%
Total	54.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ELCRX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class A EHSTX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,446,540,725
# of Portfolio Holdings	63
Portfolio Turnover Rate	42%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.4%
Communication Services	2.0%
Short-Term Investments	2.9%
Utilities	4.3%
Materials	6.5%
Consumer Staples	6.7%
Energy	7.9%
Consumer Discretionary	10.8%
Health Care	12.2%
Industrials	12.6%
Financials	16.1%
Information Technology	16.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.8%
AbbVie, Inc.	2.6%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Reinsurance Group of America, Inc.	2.4%
Intel Corp.	2.4%
United Parcel Service, Inc., Class B	2.3%
Exxon Mobil Corp.	2.2%
Total	30.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EHSTX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class C ECSTX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,446,540,725
# of Portfolio Holdings	63
Portfolio Turnover Rate	42%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.4%
Communication Services	2.0%
Short-Term Investments	2.9%
Utilities	4.3%
Materials	6.5%
Consumer Staples	6.7%
Energy	7.9%
Consumer Discretionary	10.8%
Health Care	12.2%
Industrials	12.6%
Financials	16.1%
Information Technology	16.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.8%
AbbVie, Inc.	2.6%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Reinsurance Group of America, Inc.	2.4%
Intel Corp.	2.4%
United Parcel Service, Inc., Class B	2.3%
Exxon Mobil Corp.	2.2%
Total	30.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ECSTX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class I EILVX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,446,540,725
# of Portfolio Holdings	63
Portfolio Turnover Rate	42%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.4%
Communication Services	2.0%
Short-Term Investments	2.9%
Utilities	4.3%
Materials	6.5%
Consumer Staples	6.7%
Energy	7.9%
Consumer Discretionary	10.8%
Health Care	12.2%
Industrials	12.6%
Financials	16.1%
Information Technology	16.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.8%
AbbVie, Inc.	2.6%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Reinsurance Group of America, Inc.	2.4%
Intel Corp.	2.4%
United Parcel Service, Inc., Class B	2.3%
Exxon Mobil Corp.	2.2%
Total	30.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EILVX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class R ERSTX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$67	1.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,446,540,725
# of Portfolio Holdings	63
Portfolio Turnover Rate	42%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.4%
Communication Services	2.0%
Short-Term Investments	2.9%
Utilities	4.3%
Materials	6.5%
Consumer Staples	6.7%
Energy	7.9%
Consumer Discretionary	10.8%
Health Care	12.2%
Industrials	12.6%
Financials	16.1%
Information Technology	16.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.8%
AbbVie, Inc.	2.6%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Reinsurance Group of America, Inc.	2.4%
Intel Corp.	2.4%
United Parcel Service, Inc., Class B	2.3%
Exxon Mobil Corp.	2.2%
Total	30.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ERSTX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class R6 ERLVX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,446,540,725
# of Portfolio Holdings	63
Portfolio Turnover Rate	42%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.4%
Communication Services	2.0%
Short-Term Investments	2.9%
Utilities	4.3%
Materials	6.5%
Consumer Staples	6.7%
Energy	7.9%
Consumer Discretionary	10.8%
Health Care	12.2%
Industrials	12.6%
Financials	16.1%
Information Technology	16.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.8%
AbbVie, Inc.	2.6%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Reinsurance Group of America, Inc.	2.4%
Intel Corp.	2.4%
United Parcel Service, Inc., Class B	2.3%
Exxon Mobil Corp.	2.2%
Total	30.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ERLVX-TSR-SAR

Eaton Vance Small-Cap Fund

Class A ETEGX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$131,336,217
# of Portfolio Holdings	69
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.5%
Utilities	2.6%
Consumer Staples	3.0%
Short-Term Investments	3.4%
Health Care	3.5%
Materials	6.4%
Real Estate	7.0%
Information Technology	13.5%
Consumer Discretionary	14.8%
Financials	18.8%
Industrials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.3%
Dorman Products, Inc.	3.3%
Franklin Electric Co., Inc.	3.0%
Community Financial System, Inc.	3.0%
Valvoline, Inc.	2.9%
Donaldson Co., Inc.	2.7%
Southstate Bank Corp.	2.6%
IDACORP, Inc.	2.6%
ESCO Technologies, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.4%
Total	28.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ETEGX-TSR-SAR

Eaton Vance Small-Cap Fund

Class C ECSMX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$131,336,217
# of Portfolio Holdings	69
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.5%
Utilities	2.6%
Consumer Staples	3.0%
Short-Term Investments	3.4%
Health Care	3.5%
Materials	6.4%
Real Estate	7.0%
Information Technology	13.5%
Consumer Discretionary	14.8%
Financials	18.8%
Industrials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.3%
Dorman Products, Inc.	3.3%
Franklin Electric Co., Inc.	3.0%
Community Financial System, Inc.	3.0%
Valvoline, Inc.	2.9%
Donaldson Co., Inc.	2.7%
Southstate Bank Corp.	2.6%
IDACORP, Inc.	2.6%
ESCO Technologies, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.4%
Total	28.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ECSMX-TSR-SAR

Eaton Vance Small-Cap Fund

Class I EISGX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$131,336,217
# of Portfolio Holdings	69
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.5%
Utilities	2.6%
Consumer Staples	3.0%
Short-Term Investments	3.4%
Health Care	3.5%
Materials	6.4%
Real Estate	7.0%
Information Technology	13.5%
Consumer Discretionary	14.8%
Financials	18.8%
Industrials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.3%
Dorman Products, Inc.	3.3%
Franklin Electric Co., Inc.	3.0%
Community Financial System, Inc.	3.0%
Valvoline, Inc.	2.9%
Donaldson Co., Inc.	2.7%
Southstate Bank Corp.	2.6%
IDACORP, Inc.	2.6%
ESCO Technologies, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.4%
Total	28.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EISGX-TSR-SAR

Eaton Vance Small-Cap Fund

Class R ERSGX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$76	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$131,336,217
# of Portfolio Holdings	69
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.5%
Utilities	2.6%
Consumer Staples	3.0%
Short-Term Investments	3.4%
Health Care	3.5%
Materials	6.4%
Real Estate	7.0%
Information Technology	13.5%
Consumer Discretionary	14.8%
Financials	18.8%
Industrials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.3%
Dorman Products, Inc.	3.3%
Franklin Electric Co., Inc.	3.0%
Community Financial System, Inc.	3.0%
Valvoline, Inc.	2.9%
Donaldson Co., Inc.	2.7%
Southstate Bank Corp.	2.6%
IDACORP, Inc.	2.6%
ESCO Technologies, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.4%
Total	28.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ERSGX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Balanced Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Eaton Vance
Balanced Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Balanced Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investment in Core Bond Portfolio, at value (identified cost, $372,316,510)	$360,748,902
Investment in Stock Portfolio, at value (identified cost, $377,373,007)	683,148,915
Receivable for Fund shares sold	349,543
Total assets	$1,044,247,360
Liabilities
Payable for Fund shares redeemed	$624,208
Payable to affiliates:
Administration fee	34,264
Distribution and service fees	199,742
Sub-transfer agency fee	20,680
Trustees' fees	125
Payable for transfer and dividend disbursing agent fees	91,981
Accrued expenses	39,966
Total liabilities	$1,010,966
Net Assets	$1,043,236,394
Sources of Net Assets
Paid-in capital	$663,495,845
Distributable earnings	379,740,549
Net Assets	$1,043,236,394
Class A Shares
Net Assets	$502,968,535
Shares Outstanding	39,275,747
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.81
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$13.52
Class C Shares
Net Assets	$107,560,766
Shares Outstanding	8,341,902
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.89
Class I Shares
Net Assets	$408,152,181
Shares Outstanding	31,849,256
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.82
Class R Shares
Net Assets	$17,040,315
Shares Outstanding	1,337,586
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.74
1
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2026
Class R6 Shares
Net Assets	$7,514,597
Shares Outstanding	586,140
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.82
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income allocated from Portfolios (net of foreign taxes withheld of $45,246)	$3,642,230
Interest income allocated from Portfolios (net of foreign taxes withheld of $452)	7,618,728
Expenses allocated from Portfolios	(3,119,786)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolios	97,002
Total investment income from Portfolios	$8,238,174
Expenses
Administration fee	$208,235
Distribution and service fees:
Class A	624,831
Class C	557,075
Class R	42,028
Trustees’ fees and expenses	250
Custodian fee	29,192
Transfer and dividend disbursing agent fees	312,654
Legal and accounting services	68,720
Printing and postage	28,488
Registration fees	43,723
Miscellaneous	9,035
Total expenses	$1,924,231
Net investment income	$6,313,943
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$45,572,543
Futures contracts	(3,070,385)
Foreign currency transactions	(9,392)
Forward foreign currency exchange contracts	191,638
Net realized gain	$42,684,404
Change in unrealized appreciation (depreciation):
Investments	$(14,007,250)
Futures contracts	1,026,131
Foreign currency	(34,752)
Forward foreign currency exchange contracts	213,628
Net change in unrealized appreciation (depreciation)	$(12,802,243)
Net realized and unrealized gain	$29,882,161
Net increase in net assets from operations	$36,196,104
3
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,313,943	$9,914,067
Net realized gain	42,684,404	43,157,844
Net change in unrealized appreciation (depreciation)	(12,802,243)	56,286,281
Net increase in net assets from operations	$36,196,104	$109,358,192
Distributions to shareholders:
Class A	$(3,105,925)	$(25,461,987)
Class C	(259,945)	(5,026,030)
Class I	(3,007,655)	(21,877,523)
Class R	(84,898)	(832,265)
Class R6	(77,747)	(682,323)
Total distributions to shareholders	$(6,536,170)	$(53,880,128)
Transactions in shares of beneficial interest:
Class A	$(25,780,506)	$6,505,821
Class C	(13,086,410)	(16,368,026)
Class I	(23,391,251)	19,634,508
Class R	(884,565)	(127,006)
Class R6	(5,658,950)	4,064,351
Net increase (decrease) in net assets from Fund share transactions	$(68,801,682)	$13,709,648
Net increase (decrease) in net assets	$(39,141,748)	$69,187,712
Net Assets
At beginning of period	$1,082,378,142	$1,013,190,430
At end of period	$1,043,236,394	$1,082,378,142
4
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2026
Financial Highlights

	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.44	$11.79	$10.44	$9.19	$11.50	$10.93
Income (Loss) From Operations
Net investment income(1)	$0.07	$0.12	$0.15	$0.15	$0.12	$0.09
Net realized and unrealized gain (loss)	0.38	1.17	1.88	1.31	(1.90)	1.43
Total income (loss) from operations	$0.45	$1.29	$2.03	$1.46	$(1.78)	$1.52
Less Distributions
From net investment income	$(0.08)	$(0.15)	$(0.15)	$(0.16)	$(0.13)	$(0.13)
From net realized gain	—	(0.49)	(0.53)	(0.05)	(0.40)	(0.82)
Total distributions	$(0.08)	$(0.64)	$(0.68)	$(0.21)	$(0.53)	$(0.95)
Portfolio transaction fee, net(1)	$—	$—	$—	$—	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$12.81	$12.44	$11.79	$10.44	$9.19	$11.50
Total Return(3)	3.62%(4)	11.01%	19.46%	16.05%	(15.58)%	14.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$502,969	$514,279	$481,330	$395,907	$350,731	$448,684
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.99%(7)	0.98%	0.98%	0.98%	0.97%	0.95%
Net expenses	0.97%(7)(8)	0.96%(8)	0.97%(8)	0.98%(8)	0.97%(8)	0.95%
Net investment income	1.20%(7)	0.94%	1.29%	1.50%	1.15%	0.73%
Portfolio Turnover of the Fund(9)	0%(4)(10)	4%	5%	2%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2026 and the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(10)	Amount is less than 1%.
5
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.53	$11.87	$10.50	$9.24	$11.55	$10.97
Income (Loss) From Operations
Net investment income (loss)(1)	$0.03	$0.02	$0.06	$0.07	$0.04	$(0.00)(2)
Net realized and unrealized gain (loss)	0.36	1.19	1.90	1.32	(1.90)	1.44
Total income (loss) from operations	$0.39	$1.21	$1.96	$1.39	$(1.86)	$1.44
Less Distributions
From net investment income	$(0.03)	$(0.06)	$(0.06)	$(0.08)	$(0.05)	$(0.04)
From net realized gain	—	(0.49)	(0.53)	(0.05)	(0.40)	(0.82)
Total distributions	$(0.03)	$(0.55)	$(0.59)	$(0.13)	$(0.45)	$(0.86)
Portfolio transaction fee, net(1)	$—	$—	$—	$—	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$12.89	$12.53	$11.87	$10.50	$9.24	$11.55
Total Return(3)	3.11%(4)	10.18%	18.63%	15.15%	(16.16)%	13.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107,561	$117,575	$127,560	$146,923	$182,999	$258,309
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.74%(7)	1.73%	1.73%	1.73%	1.72%	1.70%
Net expenses	1.72%(7)(8)	1.71%(8)	1.72%(8)	1.73%(8)	1.72%(8)	1.70%
Net investment income (loss)	0.45%(7)	0.19%	0.54%	0.74%	0.39%	(0.02)%
Portfolio Turnover of the Fund(9)	0%(4)(10)	4%	5%	2%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2026 and the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(10)	Amount is less than 1%.
6
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.45	$11.80	$10.45	$9.20	$11.50	$10.93
Income (Loss) From Operations
Net investment income(1)	$0.09	$0.15	$0.18	$0.17	$0.14	$0.11
Net realized and unrealized gain (loss)	0.37	1.17	1.88	1.31	(1.88)	1.43
Total income (loss) from operations	$0.46	$1.32	$2.06	$1.48	$(1.74)	$1.54
Less Distributions
From net investment income	$(0.09)	$(0.18)	$(0.18)	$(0.18)	$(0.16)	$(0.15)
From net realized gain	—	(0.49)	(0.53)	(0.05)	(0.40)	(0.82)
Total distributions	$(0.09)	$(0.67)	$(0.71)	$(0.23)	$(0.56)	$(0.97)
Portfolio transaction fee, net(1)	$—	$—	$—	$—	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$12.82	$12.45	$11.80	$10.45	$9.20	$11.50
Total Return(3)	3.75%(4)	11.28%	19.74%	16.32%	(15.27)%	14.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$408,152	$419,879	$379,082	$284,307	$283,882	$409,900
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.74%(7)	0.73%	0.73%	0.73%	0.72%	0.70%
Net expenses	0.72%(7)(8)	0.71%(8)	0.72%(8)	0.73%(8)	0.72%(8)	0.70%
Net investment income	1.45%(7)	1.19%	1.54%	1.75%	1.39%	0.98%
Portfolio Turnover of the Fund(9)	0%(4)(10)	4%	5%	2%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2026 and the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(10)	Amount is less than 1%.
7
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2026
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.38	$11.74	$10.40	$9.15	$11.45	$10.89
Income (Loss) From Operations
Net investment income(1)	$0.06	$0.08	$0.12	$0.12	$0.09	$0.06
Net realized and unrealized gain (loss)	0.36	1.17	1.88	1.31	(1.88)	1.42
Total income (loss) from operations	$0.42	$1.25	$2.00	$1.43	$(1.79)	$1.48
Less Distributions
From net investment income	$(0.06)	$(0.12)	$(0.13)	$(0.13)	$(0.11)	$(0.10)
From net realized gain	—	(0.49)	(0.53)	(0.05)	(0.40)	(0.82)
Total distributions	$(0.06)	$(0.61)	$(0.66)	$(0.18)	$(0.51)	$(0.92)
Portfolio transaction fee, net(1)	$—	$—	$—	$—	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$12.74	$12.38	$11.74	$10.40	$9.15	$11.45
Total Return(3)	3.43%(4)	10.70%	19.16%	15.83%	(15.77)%	13.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,040	$17,435	$16,662	$14,158	$12,922	$15,587
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.24%(7)	1.23%	1.23%	1.23%	1.22%	1.20%
Net expenses	1.22%(7)(8)	1.21%(8)	1.22%(8)	1.23%(8)	1.22%(8)	1.20%
Net investment income	0.95%(7)	0.69%	1.04%	1.25%	0.90%	0.47%
Portfolio Turnover of the Fund(9)	0%(4)(10)	4%	5%	2%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2026 and the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(10)	Amount is less than 1%.
8
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.45	$11.80	$10.45	$9.20	$11.51	$10.93
Income (Loss) From Operations
Net investment income(1)	$0.09	$0.15	$0.18	$0.18	$0.15	$0.12
Net realized and unrealized gain (loss)	0.37	1.18	1.89	1.31	(1.90)	1.44
Total income (loss) from operations	$0.46	$1.33	$2.07	$1.49	$(1.75)	$1.56
Less Distributions
From net investment income	$(0.09)	$(0.19)	$(0.19)	$(0.19)	$(0.16)	$(0.16)
From net realized gain	—	(0.49)	(0.53)	(0.05)	(0.40)	(0.82)
Total distributions	$(0.09)	$(0.68)	$(0.72)	$(0.24)	$(0.56)	$(0.98)
Portfolio transaction fee, net(1)	$—	$—	$—	$—	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$12.82	$12.45	$11.80	$10.45	$9.20	$11.51
Total Return(3)	3.75%(4)	11.33%	19.79%	16.37%	(15.30)%	14.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,515	$13,210	$8,557	$7,074	$4,564	$5,131
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.69%(7)	0.69%	0.69%	0.68%	0.67%	0.66%
Net expenses	0.67%(7)(8)	0.67%(8)	0.68%(8)	0.68%(8)	0.67%(8)	0.66%
Net investment income	1.49%(7)	1.24%	1.58%	1.80%	1.45%	1.02%
Portfolio Turnover of the Fund(9)	0%(4)(10)	4%	5%	2%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2026 and the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(10)	Amount is less than 1%.
9
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing substantially all of its assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund's proportionate interest in each of the Portfolio's net assets at June 30, 2026 were as follows: Core Bond Portfolio (51.5%) and Stock Portfolio (87.0%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A   Investment Valuation—Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.
Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
10

Eaton Vance
Balanced Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2025, the Fund had a late year ordinary loss of $6,084, related to certain specified losses realized after October 31, 2025, which it has elected to defer to the following taxable year pursuant to income tax regulations.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate based on the percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
For equity securities:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
11

Eaton Vance
Balanced Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

For income securities and cash:
Average Daily Net Assets	Annual Fee Rate
Less than $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2026, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its pro rata share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended June 30, 2026, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $2,815,818 or 0.54% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the administration fee amounted to $208,235.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the“Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees/advisory fees paid by the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. In addition, pursuant to a voluntary expense reimbursement, a portion of Core Bond Portfolio’s operating expenses are allocated to its investment adviser. For the six months ended June 30, 2026, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios and the reimbursement of Core Bond Portfolio’s operating expenses was $97,002.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, EVM earned $45,176 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $15,897 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026 in the amount of $2,418. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2026 amounted to $624,831 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2026, the Fund paid or accrued to EVD $417,806 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2026, the Fund paid or accrued to EVD $21,014 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2026 amounted to $139,269 and $21,014 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Eaton Vance
Balanced Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2026, the Fund was informed that EVD received $2,060 and $1,835 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended June 30, 2026, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Core Bond Portfolio	$1,427,451	$32,173,749
Stock Portfolio	2,141,177	48,260,623
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,346,220	$16,773,335	4,733,376	$57,527,583
Issued to shareholders electing to receive payments of distributions in Fund shares	228,883	2,850,564	1,917,628	23,681,983
Redemptions	(3,630,948)	(45,404,405)	(6,129,813)	(74,703,745)
Net increase (decrease)	(2,055,845)	$(25,780,506)	521,191	$ 6,505,821
Class C
Sales	391,409	$ 4,905,327	1,425,739	$17,374,187
Issued to shareholders electing to receive payments of distributions in Fund shares	20,363	255,632	395,565	4,933,013
Redemptions	(1,456,198)	(18,247,369)	(3,183,161)	(38,675,226)
Net decrease	(1,044,426)	$(13,086,410)	(1,361,857)	$(16,368,026)
Class I
Sales	2,148,764	$26,809,192	7,411,061	$89,894,734
Issued to shareholders electing to receive payments of distributions in Fund shares	221,898	2,764,479	1,609,934	19,885,435
Redemptions	(4,241,499)	(52,964,922)	(7,419,826)	(90,145,661)
Net increase (decrease)	(1,870,837)	$(23,391,251)	1,601,169	$19,634,508
13

Eaton Vance
Balanced Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class R
Sales	78,869	$ 972,706	194,346	$ 2,374,147
Issued to shareholders electing to receive payments of distributions in Fund shares	6,853	84,898	67,678	832,265
Redemptions	(156,543)	(1,942,169)	(273,220)	(3,333,418)
Net decrease	(70,821)	$ (884,565)	(11,196)	$ (127,006)
Class R6
Sales	170,252	$ 2,118,200	735,800	$ 8,984,619
Issued to shareholders electing to receive payments of distributions in Fund shares	5,814	72,122	52,639	649,946
Redemptions	(650,718)	(7,849,272)	(452,490)	(5,570,214)
Net increase (decrease)	(474,652)	$(5,658,950)	335,949	$ 4,064,351
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026 and December 31, 2025, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Stock Portfolio were valued based on Level 1 inputs.
14

Stock Portfolio
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Aerospace & Defense — 1.8%
HEICO Corp.	23,839	$ 8,491,213
L3Harris Technologies, Inc.	18,556	5,392,188
		$ 13,883,401
Banks — 3.2%
JPMorgan Chase & Co.	75,829	$ 24,821,107
		$ 24,821,107
Beverages — 2.7%
Coca-Cola Co.	257,531	$ 20,929,544
		$ 20,929,544
Biotechnology — 2.7%
AbbVie, Inc.	63,707	$ 16,031,229
Argenx SE ADR(1)	5,257	4,877,287
		$ 20,908,516
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	154,374	$ 36,793,499
		$ 36,793,499
Building Products — 1.2%
Carrier Global Corp.	124,696	$ 9,146,452
		$ 9,146,452
Capital Markets — 2.7%
Evercore, Inc., Class A	13,800	$ 4,711,872
Intercontinental Exchange, Inc.	31,542	3,883,136
LPL Financial Holdings, Inc.	14,494	4,082,670
Tradeweb Markets, Inc., Class A	85,057	8,476,780
		$ 21,154,458
Chemicals — 1.6%
Linde PLC	24,546	$ 12,737,901
		$ 12,737,901
Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	25,474	$ 4,246,261
		$ 4,246,261
Security	Shares	Value
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	49,933	$ 8,482,618
		$ 8,482,618
Construction & Engineering — 0.8%
Primoris Services Corp.	61,784	$ 6,124,030
		$ 6,124,030
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	88,485	$ 10,021,811
		$ 10,021,811
Diversified Telecommunication Services — 0.4%
Space Exploration Technologies Corp., Class A(1)	20,252	$ 3,460,257
		$ 3,460,257
Electric Utilities — 1.8%
Entergy Corp.	49,522	$ 5,688,097
IDACORP, Inc.	53,318	8,067,013
		$ 13,755,110
Electrical Equipment — 4.4%
AMETEK, Inc.	37,921	$ 9,174,607
Eaton Corp. PLC	36,121	15,391,881
Siemens Energy AG	53,259	10,153,374
		$ 34,719,862
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	79,739	$ 14,059,580
		$ 14,059,580
Entertainment — 3.0%
Liberty Media Corp.-Liberty Formula One, Class C(1)	44,608	$ 4,244,005
Live Nation Entertainment, Inc.(1)	52,571	9,626,276
Netflix, Inc.(1)	138,370	9,879,618
		$ 23,749,899
Financial Services — 3.3%
Rocket Cos., Inc., Class A(1)	316,838	$ 4,990,199
Visa, Inc., Class A	62,138	21,318,926
		$ 26,309,125
Health Care Providers & Services — 2.5%
Quest Diagnostics, Inc.	26,130	$ 5,538,254
UnitedHealth Group, Inc.	33,726	14,017,537
		$ 19,555,791

15
See Notes to Financial Statements.

Stock Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.2%
Domino's Pizza, Inc.	25,403	$ 7,520,304
Marriott International, Inc., Class A	27,092	10,040,024
		$ 17,560,328
Interactive Media & Services — 8.8%
Alphabet, Inc., Class C	145,739	$ 51,493,961
Meta Platforms, Inc., Class A	31,123	17,531,275
		$ 69,025,236
Machinery — 0.8%
Parker-Hannifin Corp.	6,088	$ 5,954,795
		$ 5,954,795
Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	119,850	$ 12,459,606
EQT Corp.	80,015	4,254,398
Valero Energy Corp.	36,810	9,586,796
		$ 26,300,800
Pharmaceuticals — 4.3%
Eli Lilly & Co.	18,059	$ 21,660,506
Johnson & Johnson	48,417	12,296,466
		$ 33,956,972
Real Estate Management & Development — 0.5%
FirstService Corp.	28,236	$ 4,012,618
		$ 4,012,618
Semiconductors & Semiconductor Equipment — 20.6%
Advanced Micro Devices, Inc.(1)	23,201	$ 13,477,693
Analog Devices, Inc.	27,507	10,924,955
Broadcom, Inc.	83,073	31,380,826
Cerebras Systems, Inc., Class A(1)	13,773	3,043,833
Lam Research Corp.	43,568	18,879,321
Micron Technology, Inc.	15,041	17,361,676
NVIDIA Corp.	334,299	66,889,887
		$161,958,191
Software — 7.7%
Microsoft Corp.	102,129	$ 38,096,160
Palo Alto Networks, Inc.(1)	41,025	13,990,346
Synopsys, Inc.(1)	18,135	8,089,479
		$ 60,175,985
Security	Shares	Value
Specialized REITs — 1.0%
Iron Mountain, Inc.	61,848	$ 7,812,021
		$ 7,812,021
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	26,860	$ 8,509,248
TJX Cos., Inc.	69,257	10,492,435
		$ 19,001,683
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	157,325	$ 45,523,562
Seagate Technology Holdings PLC	9,278	8,953,270
		$ 54,476,832
Total Common Stocks (identified cost $413,025,470)		$785,094,683

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	388,125	$ 388,125
Total Short-Term Investments (identified cost $388,125)		$ 388,125
Total Investments — 100.0% (identified cost $413,413,595)		$785,482,808
Other Assets, Less Liabilities — (0.0)%†		$ (168,443)
Net Assets — 100.0%		$785,314,365
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of June 30, 2026.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

16
See Notes to Financial Statements.

Stock Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $413,025,470)	$785,094,683
Affiliated investments, at value (identified cost $388,125)	388,125
Cash	50,586
Dividends receivable	235,301
Dividends receivable from affiliated investments	15,947
Tax reclaims receivable	7,894
Trustees' deferred compensation plan	76,404
Total assets	$785,868,940
Liabilities
Payable to affiliates:
Investment adviser fee	$379,153
Trustees' fees	11,110
Trustees' deferred compensation plan	76,404
Payable for custodian fee	45,188
Payable for legal and accounting services	33,286
Accrued expenses	9,434
Total liabilities	$554,575
Net Assets applicable to investors' interest in Portfolio	$785,314,365
17
See Notes to Financial Statements.

Stock Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $47,666)	$3,045,221
Dividend income from affiliated investments	72,995
Total investment income	$3,118,216
Expenses
Investment adviser fee	$2,273,277
Trustees’ fees and expenses	21,287
Custodian fee	94,809
Legal and accounting services	67,092
Miscellaneous	13,953
Total expenses	$2,470,418
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$2,837
Total expense reductions	$2,837
Net expenses	$2,467,581
Net investment income	$650,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$58,054,137
Foreign currency transactions	(3,737)
Net realized gain	$58,050,400
Change in unrealized appreciation (depreciation):
Investments	$(17,515,133)
Foreign currency	(192)
Net change in unrealized appreciation (depreciation)	$(17,515,325)
Net realized and unrealized gain	$40,535,075
Net increase in net assets from operations	$41,185,710
18
See Notes to Financial Statements.

Stock Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$650,635	$870,930
Net realized gain	58,050,400	46,070,582
Net change in unrealized appreciation (depreciation)	(17,515,325)	50,472,435
Net increase in net assets from operations	$41,185,710	$97,413,947
Capital transactions:
Contributions	$6,511,668	$20,295,470
Withdrawals	(59,542,019)	(67,501,353)
Net decrease in net assets from capital transactions	$(53,030,351)	$(47,205,883)
Net increase (decrease) in net assets	$(11,844,641)	$50,208,064
Net Assets
At beginning of period	$797,159,006	$746,950,942
At end of period	$785,314,365	$797,159,006
19
See Notes to Financial Statements.

Stock Portfolio
June 30, 2026
Financial Highlights

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.64%(2)	0.64%	0.63%	0.64%	0.64%	0.63%
Net expenses	0.64%(2)(3)	0.64%(3)	0.63%(3)	0.64%(3)	0.64%(3)	0.63%
Net investment income	0.17%(2)	0.11%	0.25%	0.60%	0.82%	0.55%
Portfolio Turnover	28%(4)	42%	44%	44%	52%	44%
Total Return	5.54%(4)	13.48%	30.99%	24.43%	(16.49)%	23.21%
Net assets, end of period (000’s omitted)	$785,314	$797,159	$746,951	$594,482	$550,036	$871,310
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(4)	Not annualized.
20
See Notes to Financial Statements.

Stock Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2026, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 13.0% and 87.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
21

Stock Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended June 30, 2026, the Portfolio's investment adviser fee amounted to $2,273,277 or 0.59% (annualized) of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment adviser fee paid was reduced by $2,837 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $216,388,420 and $266,303,015, respectively, for the six months ended June 30, 2026.
22

Stock Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$415,482,335
Gross unrealized appreciation	$382,547,712
Gross unrealized depreciation	(12,547,239)
Net unrealized appreciation	$370,000,473
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
6   Affiliated Investments
At June 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $388,125, which represents less than 0.05% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,042,492	$70,882,128	$(73,536,495)	$ —	$ —	$388,125	$72,995	388,125
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
23

Stock Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

At June 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 96,235,392	$ —	$ —	$ 96,235,392
Consumer Discretionary	73,355,510	—	—	73,355,510
Consumer Staples	30,951,355	—	—	30,951,355
Energy	26,300,800	—	—	26,300,800
Financials	72,284,690	—	—	72,284,690
Health Care	74,421,279	—	—	74,421,279
Industrials	63,921,427	10,153,374	—	74,074,801
Information Technology	299,153,206	—	—	299,153,206
Materials	12,737,901	—	—	12,737,901
Real Estate	11,824,639	—	—	11,824,639
Utilities	13,755,110	—	—	13,755,110
Total Common Stocks	$774,941,309	$10,153,374*	$ —	$785,094,683
Short-Term Investments	$ 388,125	$ —	$ —	$ 388,125
Total Investments	$775,329,434	$ 10,153,374	$ —	$785,482,808
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
24

Eaton Vance
Balanced Fund
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
25

Eaton Vance
Balanced Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Balanced Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Core Bond Portfolio and Stock Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR,
26

Eaton Vance
Balanced Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education and experience of the investment professionals who provide services to the Fund and the Portfolios. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary and blended benchmark indexes and lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
27

Eaton Vance
Balanced Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund, the Portfolios and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.
28

EVIFX-NCSR    6.30.26

Eaton Vance
Core Bond Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Eaton Vance
Core Bond Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Core Bond Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investment in Core Bond Portfolio, at value (identified cost $333,393,629)	$340,015,205
Receivable for Fund shares sold	1,125,792
Receivable from affiliates	63,219
Total assets	$341,204,216
Liabilities
Payable for Fund shares redeemed	$851,786
Distributions payable	2,157
Payable to affiliates:
Distribution and service fees	5,217
Sub-transfer agency fee	1,873
Trustees' fees	125
Accrued expenses	61,381
Total liabilities	$922,539
Net Assets	$340,281,677
Sources of Net Assets
Paid-in capital	$364,590,336
Accumulated loss	(24,308,659)
Net Assets	$340,281,677
Class A Shares
Net Assets	$24,610,532
Shares Outstanding	2,857,390
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.61
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.90
Class I Shares
Net Assets	$315,671,145
Shares Outstanding	36,714,666
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.60
On sales of $100,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $3,813)	$904,090
Interest income allocated from Portfolio (net of foreign taxes withheld of $439)	7,453,564
Expenses allocated from Portfolio	(946,948)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	91,733
Total investment income from Portfolio	$7,502,439
Expenses
Distribution and service fees:
Class A	$31,609
Trustees’ fees and expenses	250
Custodian fee	17,026
Transfer and dividend disbursing agent fees	94,236
Legal and accounting services	45,359
Printing and postage	18,112
Registration fees	33,510
Miscellaneous	700
Total expenses	$240,802
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$212,623
Total expense reductions	$212,623
Net expenses	$28,179
Net investment income	$7,474,260
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(4,901,573)
Futures contracts	(2,988,749)
Foreign currency transactions	(6,038)
Forward foreign currency exchange contracts	188,493
Net realized loss	$(7,707,867)
Change in unrealized appreciation (depreciation):
Investments	$1,361,356
Futures contracts	1,056,446
Foreign currency	(35,217)
Forward foreign currency exchange contracts	203,194
Net change in unrealized appreciation (depreciation)	$2,585,779
Net realized and unrealized loss	$(5,122,088)
Net increase in net assets from operations	$2,352,172

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,474,260	$11,403,469
Net realized gain (loss)	(7,707,867)	1,949,792
Net change in unrealized appreciation (depreciation)	2,585,779	8,954,842
Net increase in net assets from operations	$2,352,172	$22,308,103
Distributions to shareholders:
Class A	$(505,082)	$(976,505)
Class I	(7,163,462)	(11,915,813)
Total distributions to shareholders	$(7,668,544)	$(12,892,318)
Transactions in shares of beneficial interest:
Class A	$(344,033)	$35,038
Class I	(24,436,134)	143,183,339
Net increase (decrease) in net assets from Fund share transactions	$(24,780,167)	$143,218,377
Net increase (decrease) in net assets	$(30,096,539)	$152,634,162
Net Assets
At beginning of period	$370,378,216	$217,744,054
At end of period	$340,281,677	$370,378,216

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2026
Financial Highlights

	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.74	$8.47	$8.58	$8.41	$9.97	$10.26
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.30	$0.34	$0.30	$0.20	$0.18
Net realized and unrealized gain (loss)	(0.13)	0.32	(0.11)	0.18	(1.52)	(0.14)
Total income (loss) from operations	$0.04	$0.62	$0.23	$0.48	$(1.32)	$0.04
Less Distributions
From net investment income	$(0.17)	$(0.35)	$(0.34)	$(0.31)	$(0.23)	$(0.21)
From net realized gain	—	—	—	—	(0.01)	(0.12)
Total distributions	$(0.17)	$(0.35)	$(0.34)	$(0.31)	$(0.24)	$(0.33)
Net asset value — End of period	$8.61	$8.74	$8.47	$8.58	$8.41	$9.97
Total Return(2)	0.48%(3)	7.38%	2.77%	5.81%	(13.33)%	0.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,611	$25,341	$24,538	$20,163	$13,226	$17,409
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.89%(6)	0.89%	0.85%	0.85%	0.86%	0.86%
Net expenses	0.72%(6)(7)	0.72%(7)	0.74%(7)	0.74%(7)	0.74%(7)	0.74%
Net investment income	3.89%(6)	3.51%	4.00%	3.52%	2.25%	1.81%
Portfolio Turnover of the Portfolio(8)	146%(3)	388%	375%	227%	102%	122%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolio and/or the administrator. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended June 30, 2026, 0.02% of average daily net assets for the year ended December 31, 2025, less than 0.01% of average daily net assets for the year ended December 31, 2024 and less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.73	$8.45	$8.57	$8.40	$9.96	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.32	$0.36	$0.32	$0.23	$0.21
Net realized and unrealized gain (loss)	(0.13)	0.33	(0.12)	0.18	(1.53)	(0.14)
Total income (loss) from operations	$0.05	$0.65	$0.24	$0.50	$(1.30)	$0.07
Less Distributions
From net investment income	$(0.18)	$(0.37)	$(0.36)	$(0.33)	$(0.25)	$(0.23)
From net realized gain	—	—	—	—	(0.01)	(0.12)
Total distributions	$(0.18)	$(0.37)	$(0.36)	$(0.33)	$(0.26)	$(0.35)
Net asset value — End of period	$8.60	$8.73	$8.45	$8.57	$8.40	$9.96
Total Return(2)	0.60%(3)	7.78%	2.90%	6.08%	(13.13)%	0.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$315,671	$345,037	$193,206	$241,106	$198,001	$106,684
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.64%(6)	0.64%	0.60%	0.60%	0.61%	0.61%
Net expenses	0.47%(6)(7)	0.47%(7)	0.49%(7)	0.49%(7)	0.49%(7)	0.49%
Net investment income	4.14%(6)	3.75%	4.25%	3.75%	2.57%	2.06%
Portfolio Turnover of the Portfolio(8)	146%(3)	388%	375%	227%	102%	122%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolio and/or the administrator. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended June 30, 2026, 0.02% of average daily net assets for the year ended December 31, 2025, less than 0.01% of average daily net assets for the year ended December 31, 2024 and less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (48.5% at June 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Core Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $17,990,774 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $17,990,774 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed as a percentage of the Fund's average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, at a per annum rate as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2026, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74% and 0.49% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after May 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $212,623 of the Fund’s operating expenses for the six months ended June 30, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, EVM earned $4,034 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,484 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2026 amounted to $31,609 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Core Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2026, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended June 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $36,921,322 and $68,961,114, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	280,197	$ 2,432,158	481,962	$ 4,171,004
Issued to shareholders electing to receive payments of distributions in Fund shares	57,020	494,643	110,100	953,447
Redemptions	(378,009)	(3,270,834)	(591,791)	(5,089,413)
Net increase (decrease)	(40,792)	$ (344,033)	271	$ 35,038
Class I
Sales	8,277,325	$ 71,686,054	27,736,882	$238,585,704
Issued to shareholders electing to receive payments of distributions in Fund shares	826,809	7,160,860	1,375,775	11,909,493
Redemptions	(11,916,758)	(103,283,048)	(12,440,171)	(107,311,858)
Net increase (decrease)	(2,812,624)	$(24,436,134)	16,672,486	$143,183,339
At June 30, 2026, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 19.4% of the value of the outstanding shares of the Fund.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 14.9%
Security	Principal Amount (000's omitted)	Value
AASET Trust, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$1,617	$ 1,645,209
Acacia LLC, Series 2025-1, Class A, 5.24%, 11/15/37(1)	815	813,766
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(1)	616	619,365
ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29(1)	182	182,155
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33(1)	1,368	1,362,773
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	1,403	1,410,029
Bridge Trust, Series 2025-SFR1, Class C, 4.20%, 9/17/42(1)	992	925,373
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	1,831	1,838,703
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	1,642	1,641,330
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	779	783,964
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	503	503,458
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	2,490	2,489,908
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	1,125	1,134,963
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	1,905	1,870,100
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,176,095
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	312	308,934
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,701,560
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	309,599
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	2,274	2,197,421
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	1,276	1,197,367
FIGRE Trust:
Series 2025-FL2, Class A1, 5.053% to 12/25/28, 11/25/55(1)(2)	890	883,961
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(3)	574	571,713
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(2)	1,566	1,565,493
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	2,695	2,668,466
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,225	1,179,506
Security	Principal Amount (000's omitted)	Value
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	$894	$ 899,457
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	910	907,528
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	485	478,341
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	2,099	2,083,186
Iskandar Enterprise LLC, Series 2026-1A, Class A21, 5.049%, 4/17/56(1)	1,585	1,577,623
Lendbuzz Securitization Trust, Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	2,407	2,410,879
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	129	128,292
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	2,495	2,371,598
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)	1,277	1,256,860
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	1,019	1,013,451
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,302	1,248,506
Series 2022-1A, Class A2, 3.695%, 1/30/52(1)	766	727,050
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	464	460,217
OBX Trust, Series 2025-HE1, Class A1, 5.228%, (30-day SOFR Average + 1.60%), 2/25/55(1)(4)	1,185	1,192,023
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	145	142,939
Series 2021-C, Class A, 2.18%, 10/8/31(1)	871	858,994
Pagaya AI Debt Grantor Trust, Series 2026-R2, Class A2, 5.209%, 2/15/34(1)	3,780	3,770,381
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	335	336,667
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	209	209,124
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	3,085	3,096,848
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	743	752,795
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	972	933,976
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,482	1,490,991
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.848%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	618	625,626
Series 2025-GT1, Class A, 6.098%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	350	352,074
Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.044%, 6/27/33(1)	1,768	1,765,107

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	$1,929	$ 1,910,909
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.248%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)	1,181	1,189,681
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	525	503,125
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	612	546,552
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)	1,864	1,849,941
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,100	1,105,863
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,723	1,710,207
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	348	327,690
STAR Trust:
Series 2025-SFR5, Class A, 5.076%, (1 mo. SOFR + 1.45%), 2/17/42(1)(4)	3,446	3,449,840
Series 2025-SFR6, Class B, 5.276%, (1 mo. SOFR + 1.65%), 8/17/42(1)(4)	1,656	1,656,912
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	809	795,482
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	650	637,626
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	191	145,444
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,660	1,569,887
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,532	1,344,134
Tesla Sustainable Energy Business Trust, Series 2026-1A, Class A, 5.31%, 5/20/52(1)	1,097	1,102,047
Tricon Trust:
Series 2026-SFR2, Class A, 4.903%, (1 mo. SOFR + 1.30%), 6/17/43(1)(4)	5,425	5,434,243
Series 2026-SFR2, Class B, 5.003%, (1 mo. SOFR + 1.40%), 6/17/43(1)(4)	1,700	1,701,403
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)	980	977,226
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)	2,039	2,017,111
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	1,937	2,214,088
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	701	941,404
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,129,984
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	862,547
VINE Trust, Series 2024-SFR1, Class B, 4.50%, 3/17/41(1)	1,890	1,840,226
Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.159%, 12/15/50(1)	$1,859	$ 1,846,253
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	712	690,586
Series 2020-A, Class C, 6.657%, 3/15/45(1)	74	73,527
Total Asset-Backed Securities (identified cost $104,968,576)		$104,645,682

Collateralized Mortgage Obligations — 5.4%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	$1,289	$ 1,265,725
Champs Trust, Series 2025-2, Class A, 7.639%, 10/25/60(1)(3)	1,654	1,714,833
Chase Home Lending Mortgage Trust:
Series 2026-1, Class A2, 5.50%, 11/25/56(1)(3)	2,194	2,187,782
Series 2026-3, Class A3, 5.50%, 1/25/57(1)(3)	1,432	1,427,415
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(2)	420	420,858
FARM Mortgage Trust, Series 2024-2, Class A, 5.155%, 8/1/54(1)(3)	1,071	982,303
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	168	174,878
Series 5483, Class FB, 5.058%, (30-day SOFR Average + 1.43%), 12/25/54(4)	1,527	1,542,110
Series 5529, Class AF, 4.628%, (30-day SOFR Average + 1.00%), 3/25/55(4)	1,734	1,742,941
Series 5556, Class FA, 4.778%, (30-day SOFR Average + 1.15%), 7/25/55(4)	1,491	1,497,131
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1A, 4.928%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	87	87,584
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	21	20,830
Series 2013-6, Class HD, 1.50%, 12/25/42	38	33,950
Series 2014-70, Class KP, 3.50%, 3/25/44	171	166,371
Series 2024-48, Class FC, 4.728%, (30-day SOFR Average + 1.10%), 7/25/54(4)	2,328	2,345,840
Series 2024-82, Class FY, 4.928%, (30-day SOFR Average + 1.30%), 11/25/54(4)	970	977,403
Series 2025-12, Class GF, 4.978%, (30-day SOFR Average + 1.35%), 3/25/55(4)	1,291	1,303,335
Series 2025-75, Class FA, 4.678%, (30-day SOFR Average + 1.05%), 9/25/55(4)	1,174	1,177,336
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R06, Class 2B1, 7.492%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	2,005	2,021,495

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	$635	$ 661,797
Series 2023-84, Class MW, 6.00%, 6/20/53	653	677,791
Series 2023-101, Class FM, 4.509%, (30-day SOFR Average + 0.90%), 7/20/53(4)	2,160	2,166,479
Series 2025-2, Class FB, 4.659%, (30-day SOFR Average + 1.05%), 12/20/54(4)	1,774	1,789,554
Series 2025-59, Class AF, 4.659%, (30-day SOFR Average + 1.05%), 2/20/65(4)	2,116	2,133,511
Series 2025-211, Class FE, 4.609%, (30-day SOFR Average + 1.00%), 12/20/65(4)	2,265	2,276,037
PNMAC GMSR Issuer Trust, Series 2026-GT1, Class A, 3.648%, 5/25/31(1)(4)	2,140	2,150,700
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.092%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	1,470	1,476,410
Provident Funding Mortgage Trust:
Series 2025-3, Class A3, 6.00%, 8/25/55(1)(3)	932	935,900
Series 2025-5, Class A2, 5.50%, 11/25/55(1)(3)	1,867	1,861,630
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(3)	606	608,311
Total Collateralized Mortgage Obligations (identified cost $37,688,216)		$ 37,828,240

Commercial Mortgage-Backed Securities — 8.5%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$3,325	$ 3,133,126
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	1,635	1,476,956
BAMLL Trust, Series 2024-BHP, Class A, 5.975%, (1 mo. SOFR + 2.35%), 8/15/39(1)(4)	1,890	1,899,995
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.125%, (1 mo. SOFR + 1.50%), 11/15/42(1)(4)	2,985	2,995,732
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.225%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)	1,481	1,486,036
BX Trust:
Series 2025-GW, Class B, 5.475%, (1 mo. SOFR + 1.85%), 7/15/42(1)(4)	1,745	1,754,277
Series 2026-CLS, Class A, 5.025%, (1 mo. SOFR + 1.40%), 5/15/43(1)(4)	2,170	2,175,240
CRSNT Trust, Series 2026-MOON, Class A, 5.025%, (1 mo. SOFR + 1.40%), 2/15/43(1)(4)	1,605	1,607,935
DBC Mortgage Trust, Series 2025-DBC, Class A, 4.976%, (1 mo. SOFR + 1.35%), 11/15/42(1)(4)	1,180	1,182,634
Security	Principal Amount (000's omitted)	Value
Durst Commercial Mortgage Trust, Series 2025-151, Class C, 6.019%, 8/10/42(1)(3)	$1,925	$ 1,949,582
Extended Stay America Trust:
Series 2026-ESH2, Class A, 4.825%, (1 mo. SOFR + 1.20%), 2/15/43(1)(4)	1,270	1,272,645
Series 2026-ESH2, Class C, 5.225%, (1 mo. SOFR + 1.60%), 2/15/43(1)(4)	414	417,070
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.169%, 3/25/28(3)	388	379,942
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,172,721
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class B, 5.475%, (1 mo. SOFR + 1.85%), 12/15/39(1)(4)	1,750	1,755,721
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,144,707
Great Wolf Trust, Series 2024-WOLF, Class A, 5.167%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)	3,819	3,830,892
GSJP Trust, Series 2025-BEDS, Class A, 5.125%, (1 mo. SOFR + 1.50%), 12/15/42(1)(4)	1,868	1,861,394
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.018%, (1 mo. SOFR + 1.393%), 3/15/42(1)(4)	1,300	1,303,898
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.875%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)	2,306	2,310,236
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 5.512%, 9/15/47(1)(3)	260	174,842
Series 2014-C23, Class D, 4.173%, 9/15/47(1)(3)	2,000	1,858,009
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(3)	67	65,654
Series 2026-FUN, Class A, 5.25%, (1 mo. SOFR + 1.65%), 6/15/39(1)(4)	2,513	2,520,551
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A, 5.125%, (1 mo. SOFR + 1.50%), 6/15/39(1)(4)	1,795	1,802,249
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.571%, 5/15/49(3)(5)	993	938,540
NYCT Trust, Series 2024-3ELV, Class A, 5.616%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	1,000	1,001,709
NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.836%, (1 mo. SOFR + 1.201%), 11/15/38(1)(4)	1,883	1,884,845
ORL Trust:
Series 2024-GLKS, Class A, 5.118%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	2,081	2,087,253
Series 2024-GLKS, Class B, 5.517%, (1 mo. SOFR + 1.892%), 12/15/39(1)(4)	688	690,695
PENN Commercial Mortgage Trust, Series P11, Class A, 5.522%, 8/10/42(1)(3)	1,410	1,425,298
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.017%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	872	874,124

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
TX Trust, Series 2024-HOU, Class A, 5.217%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	$1,995	$ 1,995,563
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(3)	523	539,692
U.K. Logistics DAC, Series 2026-2A, Class A, 5.083%, (SONIA + 1.35%), 8/15/36(1)(4)	1,267	1,683,960
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	480,948
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(3)	1,340	1,345,050
Total Commercial Mortgage-Backed Securities (identified cost $60,062,292)		$ 59,479,721

Corporate Bonds — 26.7%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.7%
Boeing Co.:
5.805%, 5/1/50	$2,254	$ 2,228,296
5.93%, 5/1/60	360	354,378
Hexcel Corp., 5.875%, 2/26/35	2,000	2,073,635
		$ 4,656,309
Air Transport — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	$1,905	$ 1,903,673
		$ 1,903,673
Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	$660	$ 654,744
		$ 654,744
Auto Manufacturers — 1.3%
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	$210	$ 209,287
6.054%, 11/5/31	301	304,819
7.35%, 3/6/30	1,082	1,144,705
Hyundai Capital America:
4.50%, 9/18/30(1)	2,417	2,374,235
4.55%, 1/8/31(1)	1,184	1,164,973
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	1,710	1,681,999
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,110	2,120,446
		$ 9,000,464
Security	Principal Amount (000's omitted)	Value
Banks — 8.7%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(6)	$1,300	$ 1,307,292
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(6)	1,000	994,349
4.175% to 3/24/27, 3/24/28(6)	200	199,468
5.294%, 8/18/27	400	403,059
Bank of America Corp.:
4.456% to 2/6/31, 2/6/32(6)	1,830	1,798,215
4.695% to 4/23/31, 4/23/32(6)	5,541	5,495,581
5.511% to 1/24/35, 1/24/36(6)	1,970	2,012,481
5.872% to 9/15/33, 9/15/34(6)	943	985,962
5.933% to 9/15/26, 9/15/27(6)	2,225	2,231,613
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(6)	2,125	2,134,409
Barclays PLC, 6.496% to 9/13/26, 9/13/27(6)	1,129	1,133,242
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	981,150
7.625% to 2/11/30, 2/11/35(1)(6)	673	695,545
BNP Paribas SA:
5.335% to 6/12/28, 6/12/29(1)(6)	1,494	1,511,388
7.75% to 8/16/29(1)(6)(7)	787	824,766
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(6)	1,060	1,089,833
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(6)	985	991,367
Goldman Sachs Group, Inc.:
4.369% to 10/21/30, 10/21/31(6)	852	833,466
4.594% to 4/20/29, 4/20/30(6)	2,035	2,023,777
5.218% to 4/23/30, 4/23/31(6)	1,122	1,133,380
ING Groep NV, 5.525% to 3/25/35, 3/25/36(6)	1,493	1,516,821
JPMorgan Chase & Co.:
4.622% to 4/23/31, 4/23/32(6)	2,259	2,233,428
4.898% to 1/22/36, 1/22/37(6)	1,104	1,075,462
5.581% to 4/22/29, 4/22/30(6)	1,745	1,783,478
Nykredit Realkredit AS, 3.50%, 10/1/56(8)	74,640	10,982,853
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28	750	757,889
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(6)	680	696,174
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(6)	50	51,283
Royal Bank of Canada, 4.612% to 5/3/31, 5/3/32(6)	2,391	2,364,544
Swedbank AB, 6.136%, 9/12/26(1)	1,718	1,723,383
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)	2,181	2,255,682
Truist Financial Corp., 4.68% to 4/23/31, 4/23/32(6)	3,790	3,741,936
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,246	1,098,752

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	$611	$ 614,477
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,182	1,188,288
		$ 60,864,793
Building Materials — 0.3%
Masterbrand, Inc., 7.00%, 7/15/32(1)	$1,278	$ 1,296,325
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	1,005	1,007,565
		$ 2,303,890
Commercial Banks — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	$1,025	$ 1,027,677
		$ 1,027,677
Commercial Services — 0.2%
Ford Foundation, 2.415%, 6/1/50	$650	$ 387,526
Herc Holdings, Inc., 6.00%, 3/15/34(1)	1,025	1,019,245
		$ 1,406,771
Computers — 0.1%
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	$1,005	$ 1,022,117
		$ 1,022,117
Diversified Financial Services — 4.8%
Ally Financial, Inc., 5.548% to 7/31/32, 7/31/33(6)	$1,225	$ 1,215,362
Apollo Global Management, Inc., 5.70%, 3/30/36	500	501,925
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	3,160	2,914,334
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	894	871,955
5.795%, 4/24/35	1,097	1,121,547
6.077%, 9/15/55	1,683	1,691,413
CI Financial Corp., 7.50%, 5/30/29(1)	1,990	2,086,340
Citadel Finance LLC, 5.15%, 2/14/31(1)	738	721,378
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(1)	1,275	1,304,174
Enact Holdings, Inc., 6.25%, 5/28/29	2,250	2,316,601
Equitable America Global Funding, 5.125%, 6/15/31(1)	746	748,961
HA Sustainable Infrastructure Capital, Inc.:
5.95%, 7/15/33(1)	150	150,693
6.375%, 7/1/34	3,040	3,101,849
Jefferies Financial Group, Inc.:
5.125%, 4/28/31	1,227	1,211,563
5.50%, 2/15/36	1,396	1,347,821
6.20%, 4/14/34	1,011	1,035,085
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	$570	$ 554,280
4.375%, 5/15/31(1)	790	759,639
5.75%, 6/15/35	1,215	1,218,556
Marex Group PLC:
5.68%, 4/21/31	181	181,146
6.404%, 11/4/29	1,628	1,669,094
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)	1,133	1,127,267
Nuveen LLC, 5.85%, 4/15/34(1)	1,169	1,197,582
Raymond James Financial, Inc., 5.65%, 9/11/55	1,113	1,082,788
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	2,080	1,947,306
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)	322	315,576
UWM Holdings LLC, 6.25%, 3/15/31(1)	1,527	1,362,089
		$ 33,756,324
Electric — 1.5%
Capital Power U.S. Holdings, Inc., 5.257%, 6/1/28(1)	$1,400	$ 1,408,937
Engie SA, 5.625%, 4/10/34(1)	2,250	2,329,227
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35	2,095	2,127,669
PacifiCorp:
5.80%, 4/15/36	500	513,406
5.80%, 1/15/55	788	752,061
Vistra Operations Co. LLC:
5.25%, 10/15/35(1)	750	729,899
5.70%, 12/30/34(1)	1,765	1,785,077
VoltaGrid LLC, 7.375%, 11/1/30(1)	750	778,992
		$ 10,425,268
Healthcare Services — 0.5%
Centene Corp.:
3.375%, 2/15/30	$1,589	$ 1,481,813
4.625%, 12/15/29	798	774,528
LifePoint Health, Inc., 9.875%, 8/15/30(1)	830	875,575
		$ 3,131,916
Insurance — 3.2%
American National Global Funding, 5.25%, 6/3/30(1)	$875	$ 876,218
American National Group, Inc.:
5.75%, 10/1/29	450	457,156
6.00%, 7/15/35	392	390,739
6.144%, 6/13/32(1)	308	317,802
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	958	966,020

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Athene Global Funding, 4.86%, 8/27/26(1)	$2,432	$ 2,433,733
Athene Holding Ltd., 6.625%, 5/19/55	1,198	1,165,890
Fortitude Global Funding:
4.625%, 10/6/28(1)	1,805	1,785,929
5.50%, 6/12/31(1)	1,575	1,583,727
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	694	709,708
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,487	2,232,446
6.75%, 3/15/54(1)	2,158	2,059,564
Intact Financial Corp., 5.459%, 9/22/32(1)	1,159	1,189,765
Liberty Mutual Group, Inc.:
4.125% to 9/15/26, 12/15/51(1)(6)	1,416	1,406,188
5.25%, 5/1/36(1)	1,740	1,720,557
NLG Global Funding, 4.35%, 9/15/30(1)	925	905,563
Sammons Financial Group, Inc., 5.95%, 6/15/36(1)	920	921,923
Willis North America, Inc.:
4.55%, 3/15/31	605	594,329
5.15%, 3/15/36	451	442,386
		$ 22,159,643
Internet — 0.4%
Uber Technologies, Inc., 4.80%, 9/15/34	$2,700	$ 2,650,453
		$ 2,650,453
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	$1,005	$ 1,005,215
		$ 1,005,215
Lodging — 0.3%
Las Vegas Sands Corp.:
6.00%, 8/15/29	$601	$ 617,480
6.00%, 6/14/30	1,680	1,727,897
		$ 2,345,377
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	$696	$ 449,730
5.375%, 5/1/47	2,479	2,008,000
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	971	987,590
		$ 3,445,320
Security	Principal Amount (000's omitted)	Value
Mining — 0.1%
Novelis Corp., 4.75%, 1/30/30(1)	$960	$ 929,143
		$ 929,143
Oil and Gas — 0.4%
Diamondback Energy, Inc., 5.40%, 4/18/34	$819	$ 831,007
Sunoco LP, 4.625%, 5/1/30(1)	990	956,841
WBI Operating LLC, 6.25%, 10/15/30(1)	1,005	1,011,131
		$ 2,798,979
Pharmaceuticals — 0.6%
AbbVie, Inc., 5.40%, 3/15/54	$1,950	$ 1,875,188
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	933	879,566
5.34%, 5/19/63	1,525	1,404,036
		$ 4,158,790
Real Estate Investment Trusts (REITs) — 0.6%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	$1,649	$ 1,607,932
EPR Properties:
3.60%, 11/15/31	545	499,834
4.75%, 11/15/30	247	241,812
4.95%, 4/15/28	751	751,407
Essential Properties LP, 5.375%, 7/15/36	1,174	1,158,828
		$ 4,259,813
Software — 1.1%
Fiserv, Inc., 5.35%, 3/15/31	$1,080	$ 1,087,847
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	1,409	1,474,732
Oracle Corp.:
3.60%, 4/1/50	1,225	745,521
3.95%, 3/25/51	587	375,868
5.55%, 2/6/53	1,000	806,195
5.70%, 2/4/36	2,228	2,158,501
6.00%, 8/3/55	573	488,246
6.55%, 2/4/46	620	584,785
		$ 7,721,695
Telecommunications — 0.8%
AT&T, Inc., 3.50%, 9/15/53	$1,093	$ 710,077
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(1)	2,585	2,458,740

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
TELUS Corp., 6.375% to 3/9/31, 6/9/56(6)	$1,100	$ 1,100,612
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,098	1,146,926
		$ 5,416,355
Total Corporate Bonds (identified cost $187,728,769)		$187,044,729

Exchange-Traded Funds — 3.0%
Security	Shares	Value
Fixed-Income Funds — 3.0%
Eaton Vance Short Duration Income ETF(9)	285,000	$ 14,493,675
Eaton Vance Ultra-Short Income ETF(9)	130,000	6,604,000
Total Exchange-Traded Funds (identified cost $21,105,190)		$ 21,097,675

Preferred Stocks — 0.2%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 1,090,134
		$ 1,090,134
Total Preferred Stocks (identified cost $2,098,025)		$ 1,090,134

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,263,935
		$ 1,263,935
Water and Sewer — 0.3%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 751,832
Green Bonds, 2.184%, 9/1/31	650	584,728
Green Bonds, 2.264%, 9/1/32	585	516,613
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Narragansett Bay Commission, RI, Wastewater System Revenue: (continued)
Green Bonds, 2.344%, 9/1/33	$635	$ 551,021
		$ 2,404,194
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,668,129

U.S. Government Agency Mortgage-Backed Securities — 27.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$503	$ 442,615
3.00%, with various maturities to 2046	2,142	1,930,263
3.50%, with various maturities to 2048	2,065	1,921,691
4.00%, with various maturities to 2047	1,576	1,505,747
4.50%, with various maturities to 2044	486	481,766
5.00%, 11/1/54	6,700	6,611,194
5.50%, with various maturities to 2055	38,538	38,786,463
6.00%, 6/1/53	254	260,384
Federal National Mortgage Association:
2.50%, 3/1/47	604	517,985
3.00%, 7/1/49	528	469,122
3.50%, with various maturities to 2047	3,180	2,961,527
4.00%, with various maturities to 2046	1,100	1,051,798
4.50%, 2/1/44	176	173,348
5.00%, 7/1/41	157	157,689
5.50%, with various maturities to 2055	38,563	38,796,341
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,499	2,128,048
3.50%, 12/20/45	664	613,390
5.50%, 6/20/53	1,803	1,842,727
6.00%, with various maturities to 2053	384	398,340
7.00%, 6/20/53	626	657,713
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(10)	5,930	5,542,002
4.50%, 30-Year, TBA(10)	13,125	12,583,081
5.00%, 30-Year, TBA(10)	75,752	74,441,138
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $196,085,663)		$194,274,372

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 18.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/46	$923	$ 602,294
3.375%, 8/15/42	16,455	13,736,068
3.625%, 5/15/53	17,541	14,022,442
3.875%, 5/15/43	723	639,276
4.50%, 11/15/54	651	606,129
4.625%, 5/15/44	1,399	1,351,948
4.75%, 11/15/43	17,070	16,794,788
4.75%, 2/15/45	477	466,724
5.00%, 5/15/37	857	900,017
U.S. Treasury Notes:
0.625%, 8/15/30	27	23,386
1.125%, 2/29/28	7,680	7,308,450
1.25%, 8/15/31	44	38,036
1.875%, 2/28/27	1,143	1,127,311
2.75%, 4/30/27	18,000	17,809,071
3.125%, 8/31/27	3,713	3,670,939
3.50%, 1/31/28	2,593	2,566,462
3.875%, 4/30/30	3,153	3,119,191
4.00%, 2/28/30	1,640	1,630,295
4.00%, 2/15/34	3,955	3,864,622
4.125%, 9/30/27	1,600	1,599,687
4.125%, 11/30/29	25,985	25,947,444
4.25%, 5/15/35	7,188	7,104,046
4.25%, 8/15/35	360	355,458
4.375%, 8/15/26	1,300	1,300,723
4.625%, 2/15/35	789	801,606
Total U.S. Treasury Obligations (identified cost $127,817,512)		$127,386,413

Short-Term Investments — 5.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(11)	37,246,353	$ 37,246,353
Total Short-Term Investments (identified cost $37,246,353)		$ 37,246,353
Total Investments — 110.4% (identified cost $778,920,596)		$773,761,448
Other Assets, Less Liabilities — (10.4)%		$(72,997,118)
Net Assets — 100.0%		$700,764,330
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $250,734,492 or 35.8% of the Portfolio's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $10,982,853 or 1.6% of the Portfolio's net assets.
(9)	Affiliated fund (see Note 7).
(10)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of June 30, 2026.

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,134,422	DKK	71,362,726	Credit Agricole Corporate and Investment Bank	9/16/26	$181,513	$ —
USD	11,098,230	DKK	71,362,726	JPMorgan Chase Bank, N.A.	9/16/26	145,320	—
USD	2,220,153	EUR	1,910,894	JPMorgan Chase Bank, N.A.	9/16/26	29,860	—
USD	2,649,190	GBP	1,974,676	Citibank, N.A.	9/16/26	29,895	—
						$386,588	$—
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	670	Long	9/30/26	$ 71,721,407	$ 91,323
U.S. 10-Year Treasury Note	237	Long	9/21/26	26,044,078	100,823
U.S. Long Treasury Bond	292	Long	9/21/26	33,142,000	577,404
U.S. Ultra 10-Year Treasury Note	406	Long	9/21/26	45,662,312	328,848
Euro-Bund	(79)	Short	9/8/26	(11,699,493)	(118,764)
U.S. 2-Year Treasury Note	(119)	Short	9/30/26	(24,529,805)	206
U.S. Ultra-Long Treasury Bond	(6)	Short	9/21/26	(696,938)	1,303
					$981,143
Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $719,520,008)	$714,478,880
Affiliated investments, at value (identified cost $59,400,588)	59,282,568
Cash	12,341
Deposits for forward commitment securities	902,000
Deposits for derivatives collateral — futures contracts	3,707,795
Foreign currency, at value (identified cost $11,034,160)	10,967,935
Interest and dividends receivable	4,571,705
Interest and dividends receivable from affiliated investments	248,642
Receivable for investments sold	4,671,231
Receivable for open forward foreign currency exchange contracts	386,588
Receivable from affiliates	59,557
Trustees' deferred compensation plan	69,303
Total assets	$799,358,545
Liabilities
Cash collateral due to brokers	$902,000
Payable for forward commitment securities	96,704,056
Payable for variation margin on open futures contracts	521,393
Payable to affiliates:
Investment adviser fee	257,526
Trustees' fees	10,585
Trustees' deferred compensation plan	69,303
Accrued expenses	129,352
Total liabilities	$98,594,215
Net Assets applicable to investors' interest in Portfolio	$700,764,330

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $7,518)	$52,800
Dividend income from affiliated investments	1,777,875
Interest income (net of foreign taxes withheld of $891)	15,047,833
Interest income from affiliated investments	22,828
Other income	1,635
Total investment income	$16,902,971
Expenses
Investment adviser fee	$1,654,977
Trustees’ fees and expenses	20,428
Custodian fee	139,494
Legal and accounting services	88,094
Miscellaneous	13,093
Total expenses	$1,916,086
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$186,264
Total expense reductions	$186,264
Net expenses	$1,729,822
Net investment income	$15,173,149
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(9,871,633)
Futures contracts	(6,059,136)
Foreign currency transactions	(12,177)
Forward foreign currency exchange contracts	380,131
Net realized loss	$(15,562,815)
Change in unrealized appreciation (depreciation):
Investments	$2,694,491
Investments - affiliated investments	(159,948)
Futures contracts	2,082,578
Foreign currency	(69,803)
Forward foreign currency exchange contracts	416,822
Net change in unrealized appreciation (depreciation)	$4,964,140
Net realized and unrealized loss	$(10,598,675)
Net increase in net assets from operations	$4,574,474

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$15,173,149	$24,543,277
Net realized gain (loss)	(15,562,815)	5,189,689
Net change in unrealized appreciation (depreciation)	4,964,140	21,349,085
Net increase in net assets from operations	$4,574,474	$51,082,051
Capital transactions:
Contributions	$38,348,773	$204,042,651
Withdrawals	(101,134,862)	(78,030,141)
Net increase (decrease) in net assets from capital transactions	$(62,786,089)	$126,012,510
Net increase (decrease) in net assets	$(58,211,615)	$177,094,561
Net Assets
At beginning of period	$758,975,945	$581,881,384
At end of period	$700,764,330	$758,975,945

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Financial Highlights

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.52%(2)	0.52%	0.51%	0.51%	0.50%	0.50%
Net expenses	0.47%(2)(3)	0.47%(3)	0.49%(3)	0.49%(3)	0.49%(3)	0.49%
Net investment income	4.13%(2)	3.55%	4.22%	3.74%	2.58%	2.06%
Portfolio Turnover(4)	146%(5)	388%	375%	227%	102%	122%
Total Return	0.67%(5)	7.68%	2.90%	6.08%	(13.13)%	0.70%
Net assets, end of period (000’s omitted)	$700,764	$758,976	$581,881	$593,639	$571,500	$570,872
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended June 30, 2026, 0.02% of average daily net assets for the year ended December 31, 2025, less than 0.01% of average daily net assets for the year ended December 31, 2024 and less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(4)	Includes the effect of To Be Announced (TBA) transactions.
(5)	Not annualized.

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2026, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 51.5% and 48.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Preferred securities and exchange-traded funds listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
K  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
L  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2026, the Portfolio's investment adviser fee amounted to $1,654,977 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $110,497 of the Portfolio’s operating expenses for the six months ended June 30, 2026. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended June 30, 2026, the investment adviser fee paid was reduced by $75,767 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the six months ended June 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$200,053,884	$177,113,703
U.S. Government and Agency Securities	903,598,959	939,511,341
	$1,103,652,843	$1,116,625,044
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$779,823,548
Gross unrealized appreciation	$4,856,975
Gross unrealized depreciation	(9,551,344)
Net unrealized depreciation	$(4,694,369)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2026 is included in the Portfolio of Investments. At June 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: The Portfolio enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At June 30, 2026, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Not applicable	$ —	$1,099,907(1)	$1,099,907
Receivable for open forward foreign currency exchange contracts	386,588	—	386,588
Total Asset Derivatives	$386,588	$1,099,907	$1,486,495
Derivatives not subject to master netting or similar agreements	$ —	$1,099,907	$1,099,907
Total Asset Derivatives subject to master netting or similar agreements	$386,588	$ —	$386,588
Not applicable	$ —	$(118,764)(1)	$(118,764)
Total Liability Derivatives not subject to master netting or similar agreements	$ —	$(118,764)	$(118,764)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of June 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$29,895	$ —	$ —	$ —	$29,895
Credit Agricole Corporate and Investment Bank	181,513	—	—	—	181,513
JPMorgan Chase Bank, N.A.	175,180	—	(175,180)	—	—
	$386,588	$—	$(175,180)	$—	$211,408
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2026 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$(6,059,136)	$(6,059,136)
Forward foreign currency exchange contracts	380,131	—	380,131
Total	$380,131	$(6,059,136)	$(5,679,005)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$2,082,578	$2,082,578
Forward foreign currency exchange contracts	416,822	—	416,822
Total	$416,822	$2,082,578	$2,499,400
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)
$248,149,000	$86,498,000	$16,521,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
7  Affiliated Investments
At June 30, 2026, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $59,282,568, which represents 8.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.571%, 5/15/49	$ 920,308	$ —	$ —	$ —	$ 18,232	$ 938,540	$ 22,828	$993,200

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	$14,661,455	$ —	$ —	$ —	$(167,780)	$14,493,675	$322,752	285,000
Eaton Vance Ultra-Short Income ETF	6,614,400	—	—	—	(10,400)	6,604,000	142,920	130,000
Short-Term Investments
Liquidity Fund	67,500,581	148,451,053	(178,705,281)	—	—	37,246,353	1,312,203	37,246,353
Total				$ —	$(159,948)	$59,282,568	$1,800,703
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$104,645,682	$ —	$104,645,682
Collateralized Mortgage Obligations	—	37,828,240	—	37,828,240
Commercial Mortgage-Backed Securities	—	59,479,721	—	59,479,721
Corporate Bonds	—	187,044,729	—	187,044,729
Exchange-Traded Funds	21,097,675	—	—	21,097,675
Preferred Stocks	1,090,134	—	—	1,090,134
Taxable Municipal Obligations	—	3,668,129	—	3,668,129
U.S. Government Agency Mortgage-Backed Securities	—	194,274,372	—	194,274,372
U.S. Treasury Obligations	—	127,386,413	—	127,386,413
Short-Term Investments	37,246,353	—	—	37,246,353
Total Investments	$59,434,162	$714,327,286	$—	$773,761,448
Forward Foreign Currency Exchange Contracts	$ —	$ 386,588	$ —	$ 386,588
Futures Contracts	1,099,907	—	—	1,099,907
Total	$60,534,069	$714,713,874	$—	$775,247,943
Liability Description
Futures Contracts	$ (118,764)	$ —	$ —	$ (118,764)
Total	$ (118,764)	$ —	$ —	$ (118,764)

Eaton Vance
Core Bond Fund
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Core Bond Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Core Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to

Eaton Vance
Core Bond Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.

Eaton Vance
Core Bond Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

The Board also considered direct and indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

EAGIX-NCSR    6.30.26

Eaton Vance
India Fund (formerly, Eaton Vance Greater India Fund)
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Eaton Vance
India Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
India Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investment in Greater India Portfolio, at value (identified cost $120,765,740)	$167,229,989
Receivable for Fund shares sold	55,857
Receivable from affiliates	12,553
Other assets	8,524
Total assets	$167,306,923
Liabilities
Payable for Fund shares redeemed	$306,711
Payable to affiliates:
Administration fee	20,474
Distribution and service fees	27,322
Sub-transfer agency fee	7,190
Trustees' fees	125
Payable for transfer and dividend disbursing agent fees	24,198
Payable for legal and accounting services	28,284
Total liabilities	$414,304
Net Assets	$166,892,619
Sources of Net Assets
Paid-in capital	$111,335,330
Distributable earnings	55,557,289
Net Assets	$166,892,619
Class A Shares
Net Assets	$115,656,015
Shares Outstanding	3,759,355
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$30.76
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$32.46
Class C Shares
Net Assets	$4,336,786
Shares Outstanding	197,976
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$21.91
Class I Shares
Net Assets	$46,899,818
Shares Outstanding	1,420,592
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$33.01
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
India Fund
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $144,999)	$535,772
Expenses allocated from Portfolio	(872,419)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	308
Total investment loss from Portfolio	$(336,339)
Expenses
Administration fee	$135,357
Distribution and service fees:
Class A	154,824
Class C	25,001
Trustees’ fees and expenses	250
Custodian fee	12,520
Transfer and dividend disbursing agent fees	95,791
Legal and accounting services	34,397
Printing and postage	18,559
Registration fees	29,118
Miscellaneous	5,585
Total expenses	$511,402
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$45,284
Total expense reductions	$45,284
Net expenses	$466,118
Net investment loss	$(802,457)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $2,775,037)	$(1,474,335)
Futures contracts	(16,042)
Foreign currency transactions	(166,641)
Net realized loss	$(1,657,018)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $5,096,553)	$(18,827,860)
Foreign currency	(1,400)
Net change in unrealized appreciation (depreciation)	$(18,829,260)
Net realized and unrealized loss	$(20,486,278)
Net decrease in net assets from operations	$(21,288,735)
2
See Notes to Financial Statements.

Eaton Vance
India Fund
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(802,457)	$(2,320,265)
Net realized gain (loss)	(1,657,018)	28,795,722
Net change in unrealized appreciation (depreciation)	(18,829,260)	(34,715,215)
Net decrease in net assets from operations	$(21,288,735)	$(8,239,758)
Distributions to shareholders:
Class A	$—	$(18,802,012)
Class C	—	(1,167,427)
Class I	—	(7,574,838)
Total distributions to shareholders	$—	$(27,544,277)
Transactions in shares of beneficial interest:
Class A	$(12,814,012)	$(921,800)
Class C	(1,037,478)	(2,634,372)
Class I	(7,655,908)	(51,876,744)
Net decrease in net assets from Fund share transactions	$(21,507,398)	$(55,432,916)
Net decrease in net assets	$(42,796,133)	$(91,216,951)
Net Assets
At beginning of period	$209,688,752	$300,905,703
At end of period	$166,892,619	$209,688,752
3
See Notes to Financial Statements.

Eaton Vance
India Fund
June 30, 2026
Financial Highlights

	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$34.24	$40.06	$35.42	$30.84	$44.09	$38.79
Income (Loss) From Operations
Net investment loss(1)	$(0.15)	$(0.38)	$(0.25)	$(0.19)	$(0.36)	$(0.43)
Net realized and unrealized gain (loss)	(3.33)	(0.49)	6.52	6.49	(6.22)	9.73
Total income (loss) from operations	$(3.48)	$(0.87)	$6.27	$6.30	$(6.58)	$9.30
Less Distributions
From net investment income	$—	$—	$—	$—	$(0.76)	$—
From net realized gain	—	(4.95)	(1.63)	(1.72)	(5.91)	(4.00)
Total distributions	$—	$(4.95)	$(1.63)	$(1.72)	$(6.67)	$(4.00)
Net asset value — End of period	$30.76	$34.24	$40.06	$35.42	$30.84	$44.09
Total Return(2)	(10.13)%(3)	(2.17)%	17.51%	20.60%	(15.54)%	24.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$115,656	$142,839	$166,399	$145,561	$129,752	$181,368
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.59%(6)	1.57%(7)	1.48%	1.55%	1.57%	1.54%
Net expenses	1.54%(6)(8)	1.57%(7)(8)	1.48%(8)	1.55%(8)	1.57%(8)	1.54%
Net investment loss	(0.94)%(6)	(1.00)%	(0.62)%	(0.60)%	(0.93)%	(0.98)%
Portfolio Turnover of the Portfolio	26%(3)	26%	22%	34%	17%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Annualized.
(7)	Includes interest expense of 0.01% of average daily nets assets for the year ended December 31, 2025.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
India Fund
June 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$24.47	$30.30	$27.32	$24.30	$36.39	$32.81
Income (Loss) From Operations
Net investment loss(1)	$(0.19)	$(0.50)	$(0.42)	$(0.34)	$(0.52)	$(0.62)
Net realized and unrealized gain (loss)	(2.37)	(0.38)	5.03	5.08	(5.07)	8.20
Total income (loss) from operations	$(2.56)	$(0.88)	$4.61	$4.74	$(5.59)	$7.58
Less Distributions
From net investment income	$—	$—	$—	$—	$(0.59)	$—
From net realized gain	—	(4.95)	(1.63)	(1.72)	(5.91)	(4.00)
Total distributions	$—	$(4.95)	$(1.63)	$(1.72)	$(6.50)	$(4.00)
Net asset value — End of period	$21.91	$24.47	$30.30	$27.32	$24.30	$36.39
Total Return(2)	(10.46)%(3)	(2.91)%	16.62%	19.73%	(16.10)%	23.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,337	$5,984	$10,085	$6,502	$5,465	$9,181
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	2.34%(6)	2.32%(7)	2.23%	2.30%	2.29%	2.24%
Net expenses	2.29%(6)(8)	2.32%(7)(8)	2.23%(8)	2.30%(8)	2.29%(8)	2.24%
Net investment loss	(1.70)%(6)	(1.73)%	(1.35)%	(1.35)%	(1.64)%	(1.69)%
Portfolio Turnover of the Portfolio	26%(3)	26%	22%	34%	17%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Annualized.
(7)	Includes interest expense of 0.01% of average daily nets assets for the year ended December 31, 2025.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
India Fund
June 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$36.70	$42.46	$37.38	$32.38	$45.60	$39.92
Income (Loss) From Operations
Net investment loss(1)	$(0.12)	$(0.28)	$(0.16)	$(0.12)	$(0.26)	$(0.30)
Net realized and unrealized gain (loss)	(3.57)	(0.53)	6.87	6.84	(6.17)	9.98
Total income (loss) from operations	$(3.69)	$(0.81)	$6.71	$6.72	$(6.43)	$9.68
Less Distributions
From net investment income	$—	$—	$—	$—	$(0.88)	$—
From net realized gain	—	(4.95)	(1.63)	(1.72)	(5.91)	(4.00)
Total distributions	$—	$(4.95)	$(1.63)	$(1.72)	$(6.79)	$(4.00)
Net asset value — End of period	$33.01	$36.70	$42.46	$37.38	$32.38	$45.60
Total Return(2)	(10.03)%(3)	(1.90)%	17.77%	20.92%	(14.66)%	24.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,900	$60,866	$124,422	$76,924	$51,372	$96,220
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.34%(6)	1.32%(7)	1.23%	1.30%	1.28%	1.24%
Net expenses	1.29%(6)(8)	1.32%(7)(8)	1.23%(8)	1.30%(8)	1.28%(8)	1.24%
Net investment loss	(0.70)%(6)	(0.69)%	(0.36)%	(0.34)%	(0.64)%	(0.66)%
Portfolio Turnover of the Portfolio	26%(3)	26%	22%	34%	17%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Annualized.
(7)	Includes interest expense of 0.01% of average daily nets assets for the year ended December 31, 2025.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
India Fund
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund) (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of June 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
7

Eaton Vance
India Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee and is payable monthly. Pursuant to an amendment to the investment advisory agreement dated April 13, 2026, BMR contractually agreed to reduce its investment advisory fee. The annual fee rates pursuant to the investment advisory agreement and amendment to the investment advisory agreement are as follows:
Average Daily Net Assets	Annual Fee Rate (Effective April 13, 2026)	Annual Fee Rate (Prior to April 13, 2026)
Up to $500 million	0.750%	0.850%
$500 million but less than $1 billion	0.700%	0.800%
$1 billion but less than $2.5 billion	0.675%	0.775%
$2.5 billion but less than $5 billion	0.650%	0.750%
$5 billion and over	0.630%	0.730%
For the six months ended June 30, 2026, the Fund incurred no investment adviser fee on such assets. Effective April 13, 2026, pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company), a wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Company a portion of its investment adviser fee for sub-advisory services provided to the Fund. Prior to April 13, 2026, pursuant to an investment sub-advisory agreement, BMR delegated the investment management of the Fund to Goldman Sachs Asset Management, L.P. (GSAM). Effective April 13, 2026, the sub-advisory agreement between BMR and GSAM was terminated. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the administration fee amounted to $135,357.
Effective April 13, 2026, EVM and MSIM Company have agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.40%, 2.15% and 1.15% of the Fund's average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 1, 2027. Pursuant to this agreement, EVM and MSIM Company waived and/or reimbursed $45,284 of the Fund's operating expenses for the six months ended June 30, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, EVM earned $15,446 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $595 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
8

Eaton Vance
India Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2026 amounted to $154,824 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2026, the Fund paid or accrued to EVD $18,751 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2026 amounted to $6,250 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2026, the Fund was informed that EVD received $424 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended June 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $371,748 and $22,448,363, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	37,807	$ 1,194,915	211,118	$ 8,029,489
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	491,991	16,855,596
Redemptions	(450,393)	(14,008,927)	(685,315)	(25,806,885)
Net increase (decrease)	(412,586)	$(12,814,012)	17,794	$ (921,800)
Class C
Sales	9,277	$ 213,741	32,811	$ 961,294
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	47,650	1,167,427
Redemptions	(55,845)	(1,251,219)	(168,796)	(4,763,093)
Net decrease	(46,568)	$(1,037,478)	(88,335)	$(2,634,372)
9

Eaton Vance
India Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	162,486	$ 5,437,948	516,122	$21,146,112
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	189,510	6,956,910
Redemptions	(400,566)	(13,093,856)	(1,977,035)	(79,979,766)
Net decrease	(238,080)	$(7,655,908)	(1,271,403)	$(51,876,744)
8  Name Change
Effective April 13, 2026, the name of the Fund was changed from Eaton Vance Greater India Fund. In connection with the name change, the Fund’s principal investment strategy was amended to reflect that the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in India.
10

Greater India Portfolio
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 101.8%
Security	Shares	Value
India — 100.9%
Aerospace & Defense — 2.0%
Bharat Electronics Ltd.	769,617	$ 3,354,254
		$ 3,354,254
Automobile Components — 2.4%
Samvardhana Motherson International Ltd.	2,609,045	$ 4,090,916
		$ 4,090,916
Automobiles — 6.1%
Mahindra & Mahindra Ltd.	200,380	$ 6,517,316
TVS Motor Co. Ltd.	98,623	3,611,152
		$ 10,128,468
Banks — 26.1%
AU Small Finance Bank Ltd.(1)	129,584	$ 1,421,998
Axis Bank Ltd.	620,677	8,833,570
HDFC Bank Ltd. ADR	394,810	10,197,942
ICICI Bank Ltd.	1,149,186	16,774,933
IDFC First Bank Ltd.	1,954,052	1,643,386
State Bank of India	442,972	4,812,519
		$ 43,684,348
Building Products — 1.3%
Supreme Industries Ltd.	66,507	$ 2,221,868
		$ 2,221,868
Capital Markets — 2.1%
360 ONE WAM Ltd.	136,383	$ 1,549,803
Nuvama Wealth Management Ltd.	98,300	1,878,703
		$ 3,428,506
Chemicals — 3.1%
Navin Fluorine International Ltd.	24,166	$ 1,965,202
Pidilite Industries Ltd.	193,123	3,254,476
		$ 5,219,678
Construction Materials — 3.0%
Grasim Industries Ltd.	151,790	$ 4,975,925
		$ 4,975,925
Security	Shares	Value
Consumer Finance — 4.8%
Bajaj Finance Ltd.	495,816	$ 5,273,289
Shriram Finance Ltd.	242,524	2,675,842
		$ 7,949,131
Electrical Equipment — 1.8%
KEI Industries Ltd.	25,151	$ 1,445,239
Siemens Energy India Ltd.	40,654	1,585,325
		$ 3,030,564
Financial Services — 2.7%
Aavas Financiers Ltd.(2)	153,444	$ 2,469,482
Aditya Birla Capital Ltd.(2)	503,315	2,087,863
		$ 4,557,345
Food Products — 1.9%
Tata Consumer Products Ltd.	271,998	$ 3,095,582
		$ 3,095,582
Health Care Providers & Services — 5.2%
Apollo Hospitals Enterprise Ltd.	55,735	$ 5,115,804
Max Healthcare Institute Ltd.	295,830	3,532,892
		$ 8,648,696
Hotels, Restaurants & Leisure — 2.0%
Eternal Ltd.(2)	1,200,489	$ 3,364,672
		$ 3,364,672
Household Durables — 2.0%
Dixon Technologies India Ltd.	17,788	$ 2,243,917
LG Electronics India Ltd.(2)	63,414	1,041,727
		$ 3,285,644
Industrial Conglomerates — 1.1%
Siemens Ltd.(2)	48,201	$ 1,835,309
		$ 1,835,309
Insurance — 3.0%
PB Fintech Ltd.(2)	145,409	$ 2,505,278
SBI Life Insurance Co. Ltd.(1)	135,289	2,525,184
		$ 5,030,462
IT Services — 5.3%
Coforge Ltd.	134,318	$ 2,085,278

11
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Infosys Ltd.	443,658	$ 4,703,654
Persistent Systems Ltd.	45,795	2,099,447
		$ 8,888,379
Life Sciences Tools & Services — 1.6%
Divi's Laboratories Ltd.	38,981	$ 2,712,038
		$ 2,712,038
Metals & Mining — 2.0%
Hindalco Industries Ltd.	328,758	$ 3,339,175
		$ 3,339,175
Oil, Gas & Consumable Fuels — 3.2%
Reliance Industries Ltd.	393,344	$ 5,388,267
		$ 5,388,267
Personal Care Products — 3.3%
Colgate-Palmolive (India) Ltd.	153,087	$ 3,233,944
Godrej Consumer Products Ltd.	219,328	2,343,392
		$ 5,577,336
Pharmaceuticals — 7.6%
Mankind Pharma Ltd.	129,226	$ 3,478,539
Pfizer Ltd.	21,965	1,030,254
Sun Pharmaceutical Industries Ltd.	266,151	5,239,772
Torrent Pharmaceuticals Ltd.	62,067	3,029,897
		$ 12,778,462
Real Estate Management & Development — 1.9%
Aditya Birla Real Estate Ltd.	59,220	$ 829,267
Godrej Properties Ltd.(2)	121,609	2,404,271
		$ 3,233,538
Specialty Retail — 1.5%
Trent Ltd.	70,656	$ 2,454,233
		$ 2,454,233
Wireless Telecommunication Services — 3.9%
Bharti Airtel Ltd.	331,408	$ 6,492,030
		$ 6,492,030
Total India (identified cost $114,534,229)		$168,764,826
Security	Shares	Value
United States — 0.9%
Automobile Components — 0.5%
Tenneco Clean Air India Ltd.(2)	125,166	$ 785,451
		$ 785,451
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	16,151	$ 625,528
		$ 625,528
Total United States (identified cost $1,804,968)		$ 1,410,979
Total Common Stocks (identified cost $116,339,197)		$170,175,805

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(3)	61,538	$ 61,538
Total Short-Term Investments (identified cost $61,538)		$ 61,538
Total Investments — 101.8% (identified cost $116,400,735)		$170,237,343
Other Assets, Less Liabilities — (1.8)%		$ (3,004,335)
Net Assets — 100.0%		$167,233,008
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $3,947,182 or 2.4% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of June 30, 2026.
Abbreviations:
ADR	– American Depositary Receipt

12
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $116,339,197)	$170,175,805
Affiliated investments, at value (identified cost $61,538)	61,538
Foreign currency, at value (identified cost $2,876,497)	2,876,310
Dividends receivable	98,833
Dividends receivable from affiliated investments	694
Receivable for investments sold	3,733,371
Receivable for foreign taxes	43,182
Trustees' deferred compensation plan	27,472
Total assets	$177,017,205
Liabilities
Payable for investments purchased	$2,119,226
Payable to affiliates:
Investment adviser fee	102,404
Trustees' fees	3,020
Trustees' deferred compensation plan	27,472
Accrued foreign capital gains taxes	7,425,814
Accrued expenses	106,261
Total liabilities	$9,784,197
Net Assets applicable to investors' interest in Portfolio	$167,233,008
13
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $145,001)	$527,443
Dividend income from affiliated investments	8,339
Total investment income	$535,782
Expenses
Investment adviser fee	$730,785
Trustees’ fees and expenses	4,506
Custodian fee	79,359
Legal and accounting services	48,255
Miscellaneous	9,529
Total expenses	$872,434
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$308
Total expense reductions	$308
Net expenses	$872,126
Net investment loss	$(336,344)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $2,775,084)	$(1,474,362)
Futures contracts	(16,043)
Foreign currency transactions	(166,644)
Net realized loss	$(1,657,049)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $5,096,636)	$(18,828,155)
Foreign currency	(1,400)
Net change in unrealized appreciation (depreciation)	$(18,829,555)
Net realized and unrealized loss	$(20,486,604)
Net decrease in net assets from operations	$(20,822,948)
14
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(336,344)	$(1,048,379)
Net realized gain (loss)	(1,657,049)	28,796,108
Net change in unrealized appreciation (depreciation)	(18,829,555)	(34,715,642)
Net decrease in net assets from operations	$(20,822,948)	$(6,967,913)
Capital transactions:
Contributions	$371,748	$8,920,128
Withdrawals	(22,448,363)	(92,992,497)
Net decrease in net assets from capital transactions	$(22,076,615)	$(84,072,369)
Net decrease in net assets	$(42,899,563)	$(91,040,282)
Net Assets
At beginning of period	$210,132,571	$301,172,853
At end of period	$167,233,008	$210,132,571
15
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2026
Financial Highlights

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.97%(2)	1.01%(3)	0.93%	0.97%	0.97%	0.95%
Net expenses	0.97%(2)(4)	1.01%(3)(4)	0.93%(4)	0.97%(4)	0.97%(4)	0.95%
Net investment loss	(0.37)%(2)	(0.41)%	(0.07)%	(0.02)%	(0.32)%	(0.39)%
Portfolio Turnover	26%(5)	26%	22%	34%	17%	33%
Total Return	(9.87)%(5)	(1.70)%	18.15%	21.29%	(14.39)%	24.76%
Net assets, end of period (000’s omitted)	$167,233	$210,133	$301,173	$229,209	$187,204	$284,153
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes interest expense of 0.01% of average daily nets assets for the year ended December 31, 2025.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(5)	Not annualized.
16
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2026, Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund) held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. Interest income is accrued as earned.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
17

Greater India Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, historical effective tax rates on securities sold, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of June 30, 2026, the Portfolio for tax reporting in India had no accumulated losses available to be carried forward to offset future realized gains from the sale of Indian securities.
As of June 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
18

Greater India Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily net assets and is payable monthly. Pursuant to an amendment to the investment advisory agreement dated April 13, 2026, BMR contractually agreed to reduce its investment advisory fee. The annual fee rates pursuant to the investment advisory agreement and amendment to the investment advisory agreement are as follows:
Average Daily Net Assets	Annual Fee Rate (Effective April 13, 2026)	Annual Fee Rate (Prior to April 13, 2026)
Up to $500 million	0.750%	0.850%
$500 million but less than $1 billion	0.700%	0.800%
$1 billion but less than $2.5 billion	0.675%	0.775%
$2.5 billion but less than $5 billion	0.650%	0.750%
$5 billion and over	0.630%	0.730%
For the six months ended June 30, 2026, the investment adviser fee amounted to $730,785 or 0.81% (annualized) of the Portfolio's average daily net assets. Effective April 13, 2026, pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the portfolio to Morgan Stanley Investment Management Company (MSIM Company), a wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Company a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Prior to April 13, 2026, pursuant to an investment sub-advisory agreement, BMR delegated the investment management of the portfolio to Goldman Sachs Asset Management, L.P. (GSAM). Effective April 13, 2026, the sub-advisory agreement between BMR and GSAM was terminated. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment adviser fee paid was reduced by $308 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of BMR.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $49,449,953 and $78,808,341, respectively, for the six months ended June 30, 2026.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$118,755,587
Gross unrealized appreciation	$53,740,592
Gross unrealized depreciation	(2,258,836)
Net unrealized appreciation	$51,481,756
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may
19

Greater India Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2026, there were no obligations outstanding under these financial instruments.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended June 30, 2026, the Portfolio entered into equity index futures contracts to manage cash flows.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$(16,043)	$ —
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2026, which is indicative of the volume of this derivative type, was approximately $88,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
7  Affiliated Investments
At June 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $61,538, which represents less than 0.05% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$9,433	$13,018,532	$(12,966,427)	$ —	$ —	$61,538	$8,339	61,538
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
20

Greater India Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 6,492,030	$ —	$ 6,492,030
Consumer Discretionary	—	24,109,384	—	24,109,384
Consumer Staples	—	8,672,918	—	8,672,918
Energy	—	5,388,267	—	5,388,267
Financials	10,197,942	54,451,850	—	64,649,792
Health Care	—	24,139,196	—	24,139,196
Industrials	—	10,441,995	—	10,441,995
Information Technology	625,528	8,888,379	—	9,513,907
Materials	—	13,534,778	—	13,534,778
Real Estate	—	3,233,538	—	3,233,538
Total Common Stocks	$10,823,470	$159,352,335*	$ —	$170,175,805
Short-Term Investments	$ 61,538	$ —	$ —	$ 61,538
Total Investments	$10,885,008	$ 159,352,335	$ —	$170,237,343
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Countries within the Indian sub-continent region are considered emerging market countries. The securities markets within the Indian sub-continent are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors. In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.
21

Eaton Vance
India Fund
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process – Eaton Vance Funds
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
22

Eaton Vance
India Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
23

Eaton Vance
India Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund) (the “Fund”), as well as the investment advisory agreement between Greater India Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”). Morgan Stanley Investment Management Company, an affiliate of the Adviser (the “Sub-adviser”), began serving as the sub-adviser to the Fund and the Portfolio on April 13, 2026. Accordingly, each investment sub-advisory agreement with the Sub-adviser was in its initial two-year term, and the Board was not required to approve each agreement at its meeting on June 11, 2026.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser's management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities of companies in India and surrounding countries of the Indian subcontinent provided by investment professionals located in the region. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.
The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total
24

Eaton Vance
India Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

expense ratio relative to comparable funds. The Board also considered that, effective with the implementation of the sub-advisory agreements on April 13, 2026, the Adviser had contractually agreed to reduce the advisory fees payable to it by 10 basis points with respect to the Fund and the Portfolio and noted that these reductions could not be terminated, respectively, without the approval of a majority of the holders of interests in the Fund and the Portfolio.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, the Portfolio and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser and/or the Sub-adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, including the revised breakpoint schedule effective April 13, 2026, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
25

This Page Intentionally Left Blank

ETGIX-NCSR    6.30.26

Eaton Vance
Dividend Builder Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Eaton Vance
Dividend Builder Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Dividend Builder Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value
Aerospace & Defense — 1.5%
L3Harris Technologies, Inc.	47,200	$ 13,715,848
		$ 13,715,848
Banks — 3.7%
JPMorgan Chase & Co.	104,200	$ 34,107,786
		$ 34,107,786
Beverages — 4.9%
Coca-Cola Co.	362,800	$ 29,484,756
PepsiCo, Inc.	115,700	15,665,780
		$ 45,150,536
Biotechnology — 4.2%
AbbVie, Inc.	90,300	$ 22,723,092
Gilead Sciences, Inc.	126,900	16,032,546
		$ 38,755,638
Building Products — 1.3%
Carrier Global Corp.	158,100	$ 11,596,635
		$ 11,596,635
Capital Markets — 5.3%
Blackrock, Inc.	19,300	$ 18,558,108
CME Group, Inc.	62,700	13,846,041
Evercore, Inc., Class A	24,700	8,433,568
Intercontinental Exchange, Inc.	62,400	7,682,064
		$ 48,519,781
Chemicals — 1.1%
International Flavors & Fragrances, Inc.	126,700	$ 10,037,174
		$ 10,037,174
Commercial Services & Supplies — 2.1%
Waste Management, Inc.	84,600	$ 18,855,648
		$ 18,855,648
Communications Equipment — 4.9%
Cisco Systems, Inc.	189,500	$ 22,258,670
Motorola Solutions, Inc.	26,200	10,880,598
Nokia OYJ ADR(1)	857,500	11,387,600
		$ 44,526,868
Security	Shares	Value
Construction Materials — 1.0%
CRH PLC	84,400	$ 9,030,800
		$ 9,030,800
Containers & Packaging — 1.2%
International Paper Co.	281,000	$ 10,706,100
		$ 10,706,100
Electric Utilities — 2.0%
Southern Co.	195,400	$ 18,701,734
		$ 18,701,734
Electrical Equipment — 4.1%
AMETEK, Inc.	71,600	$ 17,322,904
Eaton Corp. PLC	46,500	19,814,580
		$ 37,137,484
Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	100,900	$ 17,790,688
		$ 17,790,688
Energy Equipment & Services — 0.9%
SLB Ltd.	178,800	$ 8,312,412
		$ 8,312,412
Financial Services — 2.3%
Rocket Cos., Inc., Class A(2)	552,800	$ 8,706,600
Visa, Inc., Class A	37,100	12,728,639
		$ 21,435,239
Health Care Providers & Services — 4.8%
Quest Diagnostics, Inc.	68,500	$ 14,518,575
UnitedHealth Group, Inc.	71,500	29,717,545
		$ 44,236,120
Hotels, Restaurants & Leisure — 2.4%
Domino's Pizza, Inc.	34,200	$ 10,124,568
Wyndham Hotels & Resorts, Inc.	136,500	11,494,665
		$ 21,619,233
Industrial Conglomerates — 1.7%
3M Co.	98,500	$ 15,948,135
		$ 15,948,135
Insurance — 2.5%
American Financial Group, Inc.	102,800	$ 14,385,832

1
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Fidelity National Financial, Inc.	174,000	$ 8,205,840
		$ 22,591,672
Interactive Media & Services — 2.9%
Alphabet, Inc., Class C	51,000	$ 18,019,830
Meta Platforms, Inc., Class A	15,100	8,505,679
		$ 26,525,509
IT Services — 1.6%
Accenture PLC, Class A	55,700	$ 6,931,308
International Business Machines Corp.	28,800	8,098,848
		$ 15,030,156
Multi-Utilities — 2.2%
Sempra	217,300	$ 20,145,883
		$ 20,145,883
Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	143,600	$ 23,803,136
EOG Resources, Inc.	143,700	18,642,201
EQT Corp.	138,400	7,358,728
		$ 49,804,065
Pharmaceuticals — 5.8%
Eli Lilly & Co.	9,600	$ 11,514,528
Johnson & Johnson	94,100	23,898,577
Merck & Co., Inc.	139,200	17,887,200
		$ 53,300,305
Semiconductors & Semiconductor Equipment — 13.7%
Analog Devices, Inc.	43,600	$ 17,316,612
Broadcom, Inc.	96,700	36,528,425
KLA Corp.	76,300	23,020,473
Lam Research Corp.	51,900	22,489,827
NVIDIA Corp.	51,700	10,344,653
Texas Instruments, Inc.	52,900	15,767,903
		$125,467,893
Software — 1.9%
Microsoft Corp.	46,967	$ 17,519,630
		$ 17,519,630
Specialized REITs — 4.4%
Iron Mountain, Inc.	154,100	$ 19,464,371
Security	Shares	Value
Specialized REITs (continued)
Lamar Advertising Co., Class A(1)	133,200	$ 20,776,536
		$ 40,240,907
Specialty Retail — 2.3%
Home Depot, Inc.	27,400	$ 9,663,432
TJX Cos., Inc.	74,200	11,241,300
		$ 20,904,732
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	59,300	$ 17,159,048
		$ 17,159,048
Trading Companies & Distributors — 1.1%
Fastenal Co.	210,000	$ 10,086,300
		$ 10,086,300
Wireless Telecommunication Services — 1.2%
T-Mobile U.S., Inc.	65,100	$ 10,919,223
		$ 10,919,223
Total Common Stocks (identified cost $656,748,772)		$899,879,182

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(3)	14,362,987	$ 14,362,987
Total Short-Term Investments (identified cost $14,362,987)		$ 14,362,987
Total Investments — 100.0% (identified cost $671,111,759)		$914,242,169
Other Assets, Less Liabilities — (0.0)%†		$ (100,156)
Net Assets — 100.0%		$914,142,013
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $713,397.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of June 30, 2026.

2
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $656,748,772) — including $713,397 of securities on loan	$899,879,182
Affiliated investments, at value (identified cost $14,362,987)	14,362,987
Dividends receivable	760,468
Dividends receivable from affiliated investments	50,610
Receivable for Fund shares sold	400,450
Securities lending income receivable	1,387
Trustees' deferred compensation plan	245,012
Total assets	$915,700,096
Liabilities
Payable for Fund shares redeemed	$498,002
Payable to affiliates:
Investment adviser fee	477,534
Distribution and service fees	149,517
Sub-transfer agency fee	23,608
Trustees' fees	12,198
Trustees' deferred compensation plan	245,012
Accrued expenses	152,212
Total liabilities	$1,558,083
Net Assets	$914,142,013
Sources of Net Assets
Paid-in capital	$620,225,005
Distributable earnings	293,917,008
Net Assets	$914,142,013
Class A Shares
Net Assets	$682,710,922
Shares Outstanding	39,755,360
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.17
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$18.12
Class C Shares
Net Assets	$12,306,551
Shares Outstanding	708,832
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$17.36
Class I Shares
Net Assets	$219,124,540
Shares Outstanding	12,779,481
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.15
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $14,135)	$9,654,470
Dividend income from affiliated investments	238,088
Securities lending income, net	4,415
Total investment income	$9,896,973
Expenses
Investment adviser fee	$2,849,779
Distribution and service fees:
Class A	828,089
Class C	61,893
Trustees’ fees and expenses	21,860
Custodian fee	115,873
Transfer and dividend disbursing agent fees	219,133
Legal and accounting services	74,863
Printing and postage	10,515
Registration fees	22,921
Miscellaneous	17,995
Total expenses	$4,222,921
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$9,641
Total expense reductions	$9,641
Net expenses	$4,213,280
Net investment income	$5,683,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$52,755,905
Net realized gain	$52,755,905
Change in unrealized appreciation (depreciation):
Investments	$26,504,302
Foreign currency	6
Net change in unrealized appreciation (depreciation)	$26,504,308
Net realized and unrealized gain	$79,260,213
Net increase in net assets from operations	$84,943,906
5
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,683,693	$12,283,359
Net realized gain	52,755,905	57,099,394
Net change in unrealized appreciation (depreciation)	26,504,308	4,247,200
Net increase in net assets from operations	$84,943,906	$73,629,953
Distributions to shareholders:
Class A	$(4,554,859)	$(57,105,371)
Class C	(41,670)	(984,343)
Class I	(1,769,840)	(18,781,585)
Total distributions to shareholders	$(6,366,369)	$(76,871,299)
Transactions in shares of beneficial interest:
Class A	$(30,563,921)	$(16,455,033)
Class C	(1,463,106)	(1,035,290)
Class I	(9,147,487)	3,727,195
Net decrease in net assets from Fund share transactions	$(41,174,514)	$(13,763,128)
Net increase (decrease) in net assets	$37,403,023	$(17,004,474)
Net Assets
At beginning of period	$876,738,990	$893,743,464
At end of period	$914,142,013	$876,738,990
6
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2026
Financial Highlights

	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.73	$15.84	$14.87	$13.84	$19.85	$17.03
Income (Loss) From Operations
Net investment income(1)	$0.10	$0.22	$0.26	$0.25	$0.33	$0.36
Net realized and unrealized gain (loss)	1.45	1.12	1.91	1.26	(2.22)	3.74
Total income (loss) from operations	$1.55	$1.34	$2.17	$1.51	$(1.89)	$4.10
Less Distributions
From net investment income	$(0.11)	$(0.21)	$(0.27)	$(0.23)	$(0.34)	$(0.34)
From net realized gain	—	(1.24)	(0.93)	(0.25)	(3.78)	(0.94)
Total distributions	$(0.11)	$(1.45)	$(1.20)	$(0.48)	$(4.12)	$(1.28)
Net asset value — End of period	$17.17	$15.73	$15.84	$14.87	$13.84	$19.85
Total Return(2)	9.90%(3)	8.48%	14.51%	11.16%	(9.75)%	24.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$682,711	$654,805	$673,451	$650,959	$655,476	$821,560
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.99%(5)	1.00%	0.99%	1.01%	1.00%	0.99%
Net expenses	0.99%(5)(6)	1.00%(6)	0.99%(6)	1.01%(6)	1.00%(6)	0.99%
Net investment income	1.22%(5)	1.33%	1.65%	1.74%	1.85%	1.89%
Portfolio Turnover	22%(3)	45%	50%	49%	57%	74%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.91	$16.01	$15.02	$13.98	$19.99	$17.15
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.10	$0.15	$0.14	$0.20	$0.22
Net realized and unrealized gain (loss)	1.47	1.13	1.92	1.28	(2.23)	3.76
Total income (loss) from operations	$1.51	$1.23	$2.07	$1.42	$(2.03)	$3.98
Less Distributions
From net investment income	$(0.06)	$(0.09)	$(0.15)	$(0.13)	$(0.20)	$(0.20)
From net realized gain	—	(1.24)	(0.93)	(0.25)	(3.78)	(0.94)
Total distributions	$(0.06)	$(1.33)	$(1.08)	$(0.38)	$(3.98)	$(1.14)
Net asset value — End of period	$17.36	$15.91	$16.01	$15.02	$13.98	$19.99
Total Return(2)	9.48%(3)	7.67%	13.67%	10.28%	(10.37)%	23.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,307	$12,681	$13,711	$15,965	$20,214	$27,405
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.74%(5)	1.75%	1.74%	1.76%	1.75%	1.74%
Net expenses	1.74%(5)(6)	1.75%(6)	1.74%(6)	1.76%(6)	1.75%(6)	1.74%
Net investment income	0.47%(5)	0.57%	0.90%	0.98%	1.10%	1.15%
Portfolio Turnover	22%(3)	45%	50%	49%	57%	74%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.71	$15.82	$14.85	$13.82	$19.83	$17.02
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.26	$0.30	$0.28	$0.37	$0.41
Net realized and unrealized gain (loss)	1.45	1.12	1.91	1.27	(2.22)	3.73
Total income (loss) from operations	$1.57	$1.38	$2.21	$1.55	$(1.85)	$4.14
Less Distributions
From net investment income	$(0.13)	$(0.25)	$(0.31)	$(0.27)	$(0.38)	$(0.39)
From net realized gain	—	(1.24)	(0.93)	(0.25)	(3.78)	(0.94)
Total distributions	$(0.13)	$(1.49)	$(1.24)	$(0.52)	$(4.16)	$(1.33)
Net asset value — End of period	$17.15	$15.71	$15.82	$14.85	$13.82	$19.83
Total Return(2)	10.05%(3)	8.76%	14.82%	11.46%	(9.54)%	24.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$219,125	$209,254	$206,581	$190,748	$208,906	$239,294
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.74%(5)	0.75%	0.74%	0.76%	0.75%	0.74%
Net expenses	0.74%(5)(6)	0.75%(6)	0.74%(6)	0.76%(6)	0.75%(6)	0.74%
Net investment income	1.48%(5)	1.58%	1.91%	2.00%	2.11%	2.14%
Portfolio Turnover	22%(3)	45%	50%	49%	57%	74%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
10

Eaton Vance
Dividend Builder Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
11

Eaton Vance
Dividend Builder Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$673,026,837
Gross unrealized appreciation	$263,556,820
Gross unrealized depreciation	(22,341,488)
Net unrealized appreciation	$241,215,332
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly.
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5500%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the six months ended June 30, 2026, the investment adviser fee amounted to $2,849,779 or 0.64% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment adviser fee paid was reduced by $9,641 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, EVM earned $49,639 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,825 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026 in the amount of $4,572. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2026 amounted to $828,089 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2026, the Fund paid or accrued to EVD $46,420 for Class C shares.
12

Eaton Vance
Dividend Builder Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2026 amounted to $15,473 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2026, the Fund was informed that EVD received $346 and less than $100 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $197,387,970 and $250,172,229, respectively, for the six months ended June 30, 2026.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	411,567	$ 6,792,804	1,015,867	$16,418,757
Issued to shareholders electing to receive payments of distributions in Fund shares	236,514	3,899,446	3,101,433	49,049,028
Redemptions	(2,511,929)	(41,256,171)	(5,007,940)	(81,922,818)
Net decrease	(1,863,848)	$(30,563,921)	(890,640)	$(16,455,033)
Class C
Sales	20,809	$ 348,175	121,550	$ 1,999,354
Issued to shareholders electing to receive payments of distributions in Fund shares	2,293	38,270	57,131	911,621
Redemptions	(111,275)	(1,849,551)	(238,079)	(3,946,265)
Net decrease	(88,173)	$(1,463,106)	(59,398)	$(1,035,290)
Class I
Sales	976,548	$15,953,185	1,289,850	$21,020,772
Issued to shareholders electing to receive payments of distributions in Fund shares	99,395	1,636,202	1,097,892	17,345,170
Redemptions	(1,616,753)	(26,736,874)	(2,125,030)	(34,638,747)
Net increase (decrease)	(540,810)	$(9,147,487)	262,712	$ 3,727,195
13

Eaton Vance
Dividend Builder Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2026, the value of the securities loaned and the value of the collateral received amounted to $713,397 and $730,160, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
10  Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $14,362,987, which represents 1.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,189,907	$78,259,367	$(67,086,287)	$ —	$ —	$14,362,987	$238,088	14,362,987
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
14

Eaton Vance
Dividend Builder Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$899,879,182*	$ —	$ —	$899,879,182
Short-Term Investments	14,362,987	—	—	14,362,987
Total Investments	$914,242,169	$—	$—	$914,242,169
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
15

Eaton Vance
Dividend Builder Fund
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
16

Eaton Vance
Dividend Builder Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
17

Eaton Vance
Dividend Builder Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Dividend Builder Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance and secondary benchmark indexes for the three-year period. The Board considered information from the Adviser regarding reasons for the Fund’s relative underperformance, including stock selection in certain sectors. In this regard, the Board determined to continue to monitor the performance of the Fund.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
18

Eaton Vance
Dividend Builder Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
19

This Page Intentionally Left Blank

EVTMX-NCSR    6.30.26

Eaton Vance
Growth Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Eaton Vance
Growth Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Growth Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Aerospace & Defense — 3.1%
Bombardier, Inc., Class B(1)	14,112	$ 3,249,168
HEICO Corp.	15,242	5,429,048
TransDigm Group, Inc.	3,816	5,083,065
		$ 13,761,281
Automobiles — 1.2%
Tesla, Inc.(1)	12,602	$ 5,300,401
		$ 5,300,401
Beverages — 1.5%
Coca-Cola Co.	78,704	$ 6,396,274
		$ 6,396,274
Biotechnology — 2.5%
AbbVie, Inc.	34,938	$ 8,791,798
Argenx SE ADR(1)	2,346	2,176,549
		$ 10,968,347
Broadline Retail — 3.5%
Amazon.com, Inc.(1)	64,268	$ 15,317,635
		$ 15,317,635
Building Products — 3.8%
AAON, Inc.	32,947	$ 4,179,655
Modine Manufacturing Co.(1)	23,665	6,319,028
Trane Technologies PLC	12,197	5,990,679
		$ 16,489,362
Capital Markets — 1.6%
Evercore, Inc., Class A	8,756	$ 2,989,649
LPL Financial Holdings, Inc.	6,598	1,858,525
Tradeweb Markets, Inc., Class A	23,125	2,304,637
		$ 7,152,811
Communications Equipment — 3.1%
Arista Networks, Inc.(1)	54,000	$ 9,173,520
Lumentum Holdings, Inc.(1)	5,302	4,549,434
		$ 13,722,954
Security	Shares	Value
Construction & Engineering — 1.3%
Quanta Services, Inc.	7,586	$ 5,462,223
		$ 5,462,223
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	6,980	$ 6,529,581
Walmart, Inc.	21,125	2,392,617
		$ 8,922,198
Diversified Telecommunication Services — 0.5%
Space Exploration Technologies Corp., Class A(1)	13,563	$ 2,317,374
		$ 2,317,374
Electrical Equipment — 1.0%
AMETEK, Inc.	18,307	$ 4,429,196
		$ 4,429,196
Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A	51,724	$ 9,119,976
		$ 9,119,976
Entertainment — 1.9%
Live Nation Entertainment, Inc.(1)	12,723	$ 2,329,708
Netflix, Inc.(1)	83,992	5,997,029
		$ 8,326,737
Financial Services — 2.2%
Visa, Inc., Class A	28,356	$ 9,728,660
		$ 9,728,660
Health Care Equipment & Supplies — 0.6%
Intuitive Surgical, Inc.(1)	6,832	$ 2,716,950
Medline, Inc., Class A(1)	2,387	94,143
		$ 2,811,093
Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc.	5,285	$ 2,196,605
		$ 2,196,605
Hotels, Restaurants & Leisure — 1.5%
Domino's Pizza, Inc.	6,277	$ 1,858,243
Marriott International, Inc., Class A	12,288	4,553,810
		$ 6,412,053
Interactive Media & Services — 11.2%
Alphabet, Inc., Class A	68,203	$ 24,373,706

1
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C	23,319	$ 8,239,302
Meta Platforms, Inc., Class A	29,078	16,379,347
		$ 48,992,355
Pharmaceuticals — 3.8%
Eli Lilly & Co.	13,744	$ 16,484,966
		$ 16,484,966
Real Estate Management & Development — 0.4%
FirstService Corp.(2)	11,200	$ 1,591,632
		$ 1,591,632
Semiconductors & Semiconductor Equipment — 25.4%
Advanced Micro Devices, Inc.(1)	18,421	$ 10,700,943
Broadcom, Inc.	79,967	30,207,534
Lam Research Corp.	36,324	15,740,279
NVIDIA Corp.	274,073	54,839,267
		$111,488,023
Software — 9.7%
Cadence Design Systems, Inc.(1)	8,546	$ 3,207,485
Fair Isaac Corp.(1)	1,786	2,133,877
Microsoft Corp.	57,465	21,435,594
Oracle Corp.	19,346	2,835,156
Palo Alto Networks, Inc.(1)	23,677	8,074,331
ServiceTitan, Inc., Class A(1)	25,787	1,823,399
Synopsys, Inc.(1)	6,982	3,114,461
		$ 42,624,303
Specialty Retail — 3.6%
Burlington Stores, Inc.(1)	9,640	$ 3,053,952
Home Depot, Inc.	6,073	2,141,826
TJX Cos., Inc.	69,971	10,600,606
		$ 15,796,384
Technology Hardware, Storage & Peripherals — 12.0%
Apple, Inc.	105,504	$ 30,528,637
Sandisk Corp.(1)	5,872	13,351,343
Seagate Technology Holdings PLC	9,087	8,768,955
		$ 52,648,935
Total Common Stocks (identified cost $189,917,273)		$438,461,778

Short-Term Investments — 0.2%
Affiliated Fund — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(3)	7,884	$ 7,884
Total Affiliated Fund (identified cost $7,884)		$ 7,884

Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(4)	870,000	$ 870,000
Total Securities Lending Collateral (identified cost $870,000)		$ 870,000
Total Short-Term Investments (identified cost $877,884)		$ 877,884
Total Investments — 100.2% (identified cost $190,795,157)		$439,339,662
Other Assets, Less Liabilities — (0.2)%		$ (855,172)
Net Assets — 100.0%		$438,484,490
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $852,660.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of June 30, 2026.
(4)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
ADR	– American Depositary Receipt

2
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $190,787,273) — including $852,660 of securities on loan	$439,331,778
Affiliated investments, at value (identified cost $7,884)	7,884
Cash	12,807
Dividends receivable	66,995
Dividends receivable from affiliated investments	3,524
Receivable for investments sold	1,295,804
Receivable for Fund shares sold	12,907
Securities lending income receivable	276
Tax reclaims receivable	22,149
Trustees' deferred compensation plan	95,802
Total assets	$440,849,926
Liabilities
Payable for line of credit	$920,000
Collateral for securities loaned	870,000
Payable for Fund shares redeemed	48,180
Payable to affiliates:
Investment adviser fee	235,964
Distribution and service fees	77,083
Sub-transfer agency fee	19,133
Trustees' fees	6,260
Trustees' deferred compensation plan	95,802
Accrued expenses	93,014
Total liabilities	$2,365,436
Net Assets	$438,484,490
Sources of Net Assets
Paid-in capital	$138,574,623
Distributable earnings	299,909,867
Net Assets	$438,484,490
Class A Shares
Net Assets	$336,432,967
Shares Outstanding	7,848,630
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$42.87
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$45.25
Class C Shares
Net Assets	$5,101,826
Shares Outstanding	186,823
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$27.31
Class I Shares
Net Assets	$89,269,238
Shares Outstanding	1,917,482
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$46.56
3
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2026
Class R Shares
Net Assets	$7,680,459
Shares Outstanding	193,373
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$39.72
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $3,674)	$1,228,195
Dividend income from affiliated investments	82,883
Securities lending income, net	2,399
Total investment income	$1,313,477
Expenses
Investment adviser fee	$1,396,886
Distribution and service fees:
Class A	411,217
Class C	25,416
Class R	18,566
Trustees’ fees and expenses	11,635
Custodian fee	57,579
Transfer and dividend disbursing agent fees	146,882
Legal and accounting services	43,055
Printing and postage	14,345
Registration fees	30,268
Miscellaneous	9,397
Total expenses	$2,165,246
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$3,364
Total expense reductions	$3,364
Net expenses	$2,161,882
Net investment loss	$(848,405)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$52,205,974
Foreign currency transactions	1,608
Net realized gain	$52,207,582
Change in unrealized appreciation (depreciation):
Investments	$(34,980,583)
Net change in unrealized appreciation (depreciation)	$(34,980,583)
Net realized and unrealized gain	$17,226,999
Net increase in net assets from operations	$16,378,594
5
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(848,405)	$(2,133,271)
Net realized gain	52,207,582	60,953,135(1)
Net change in unrealized appreciation (depreciation)	(34,980,583)	446,941
Net increase in net assets from operations	$16,378,594	$59,266,805
Distributions to shareholders:
Class A	$—	$(45,048,338)
Class C	—	(1,119,487)
Class I	—	(11,606,114)
Class R	—	(1,029,553)
Total distributions to shareholders	$—	$(58,803,492)
Transactions in shares of beneficial interest:
Class A	$(15,950,699)	$6,262,077
Class C	(661,947)	(675,588)
Class I	(6,186,750)	5,334,462
Class R	(100,078)	1,709,049
Net increase (decrease) in net assets from Fund share transactions	$(22,899,474)	$12,630,000
Net increase (decrease) in net assets	$(6,520,880)	$13,093,313
Net Assets
At beginning of period	$445,005,370	$431,912,057
At end of period	$438,484,490	$445,005,370
(1)	Includes $9,331,994 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2026
Financial Highlights

	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$41.28	$41.33	$33.35	$26.40	$39.59	$35.93
Income (Loss) From Operations
Net investment loss(1)	$(0.09)	$(0.23)	$(0.19)	$(0.08)	$(0.02)	$(0.12)
Net realized and unrealized gain (loss)	1.68	6.29	11.08	10.08	(11.65)	7.14
Total income (loss) from operations	$1.59	$6.06	$10.89	$10.00	$(11.67)	$7.02
Less Distributions
From net realized gain	$—	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Total distributions	$—	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Net asset value — End of period	$42.87	$41.28	$41.33	$33.35	$26.40	$39.59
Total Return(2)	3.83%(3)	14.59%	32.46%	38.30%	(29.63)%	19.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$336,433	$339,823	$333,368	$273,827	$213,878	$330,230
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.05%(5)	1.04%	1.04%	1.07%	1.08%	1.05%
Net expenses	1.05%(5)(6)	1.04%(6)	1.04%(6)	1.05%(6)	1.05%(6)	1.05%
Net investment loss	(0.43)%(5)	(0.53)%	(0.47)%	(0.25)%	(0.08)%	(0.30)%
Portfolio Turnover	22%(3)	20%	18%	28%	12%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$26.40	$28.55	$23.88	$19.70	$30.29	$28.37
Income (Loss) From Operations
Net investment loss(1)	$(0.15)	$(0.38)	$(0.34)	$(0.23)	$(0.20)	$(0.33)
Net realized and unrealized gain (loss)	1.06	4.34	7.92	7.46	(8.87)	5.61
Total income (loss) from operations	$0.91	$3.96	$7.58	$7.23	$(9.07)	$5.28
Less Distributions
From net realized gain	$—	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Total distributions	$—	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Net asset value — End of period	$27.31	$26.40	$28.55	$23.88	$19.70	$30.29
Total Return(2)	3.45%(3)	13.75%	31.46%	37.26%	(30.15)%	18.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,102	$5,608	$6,706	$7,643	$7,354	$14,409
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.80%(5)	1.79%	1.79%	1.82%	1.83%	1.80%
Net expenses	1.80%(5)(6)	1.79%(6)	1.79%(6)	1.80%(6)	1.80%(6)	1.80%
Net investment loss	(1.19)%(5)	(1.28)%	(1.22)%	(1.00)%	(0.83)%	(1.05)%
Portfolio Turnover	22%(3)	20%	18%	28%	12%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$44.78	$44.27	$35.49	$27.87	$41.58	$37.50
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.04)	$(0.13)	$(0.09)	$0.00(2)	$0.06	$(0.02)
Net realized and unrealized gain (loss)	1.82	6.75	11.78	10.67	(12.25)	7.46
Total income (loss) from operations	$1.78	$6.62	$11.69	$10.67	$(12.19)	$7.44
Less Distributions
From net realized gain	$—	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Total distributions	$—	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Net asset value — End of period	$46.56	$44.78	$44.27	$35.49	$27.87	$41.58
Total Return(3)	3.95%(4)	14.88%	32.76%	38.69%	(29.47)%	19.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$89,269	$92,084	$85,894	$77,753	$57,481	$100,423
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.80%(6)	0.79%	0.79%	0.82%	0.83%	0.80%
Net expenses	0.80%(6)(7)	0.79%(7)	0.79%(7)	0.80%(7)	0.80%(7)	0.80%
Net investment income (loss)	(0.18)%(6)	(0.28)%	(0.22)%	0.01%	0.17%	(0.05)%
Portfolio Turnover	22%(4)	20%	18%	28%	12%	21%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2026
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$38.30	$38.82	$31.54	$25.14	$37.90	$34.61
Income (Loss) From Operations
Net investment loss(1)	$(0.13)	$(0.31)	$(0.26)	$(0.15)	$(0.10)	$(0.21)
Net realized and unrealized gain (loss)	1.55	5.90	10.45	9.60	(11.14)	6.86
Total income (loss) from operations	$1.42	$5.59	$10.19	$9.45	$(11.24)	$6.65
Less Distributions
From net realized gain	$—	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Total distributions	$—	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Net asset value — End of period	$39.72	$38.30	$38.82	$31.54	$25.14	$37.90
Total Return(2)	3.71%(3)	14.32%	32.10%	38.03%	(29.82)%	19.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,680	$7,490	$5,944	$2,057	$2,123	$3,020
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.30%(5)	1.29%	1.28%	1.32%	1.33%	1.30%
Net expenses	1.30%(5)(6)	1.29%(6)	1.28%(6)	1.30%(6)	1.30%(6)	1.30%
Net investment loss	(0.68)%(5)	(0.78)%	(0.70)%	(0.50)%	(0.33)%	(0.56)%
Portfolio Turnover	22%(3)	20%	18%	28%	12%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Growth Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
11

Eaton Vance
Growth Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$190,788,958
Gross unrealized appreciation	$253,585,326
Gross unrealized depreciation	(5,034,622)
Net unrealized appreciation	$248,550,704
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
12

Eaton Vance
Growth Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

For the six months ended June 30, 2026, the Fund’s investment adviser fee amounted to $1,396,886 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment adviser fee paid was reduced by $3,364 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after May 1, 2027. Pursuant to this agreement, no operating expenses were waived and/or reimbursed by EVM for the six months ended June 30, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, EVM earned $41,342 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,779 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2026 amounted to $411,217 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2026, the Fund paid or accrued to EVD $19,062 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2026, the Fund paid or accrued to EVD $9,283 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2026 amounted to $6,354 and $9,283 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2026, the Fund was informed that EVD received no CDSCs paid by Class A shareholders and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $94,749,742 and $117,931,338, respectively, for the six months ended June 30, 2026.
13

Eaton Vance
Growth Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	86,371	$ 3,541,990	223,535	$ 9,442,117
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	1,010,535	41,937,220
Redemptions	(469,786)	(19,492,689)	(1,067,957)	(45,117,260)
Net increase (decrease)	(383,415)	$(15,950,699)	166,113	$ 6,262,077
Class C
Sales	12,234	$ 317,345	34,911	$ 1,008,130
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	42,077	1,117,149
Redemptions	(37,861)	(979,292)	(99,407)	(2,800,867)
Net decrease	(25,627)	$ (661,947)	(22,419)	$ (675,588)
Class I
Sales	59,020	$ 2,633,260	443,716	$20,324,669
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	248,444	11,182,443
Redemptions	(197,947)	(8,820,010)	(575,815)	(26,172,650)
Net increase (decrease)	(138,927)	$(6,186,750)	116,345	$ 5,334,462
Class R
Sales	11,394	$ 434,968	45,294	$ 1,823,740
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	26,404	1,016,832
Redemptions	(13,598)	(535,046)	(29,234)	(1,131,523)
Net increase (decrease)	(2,204)	$ (100,078)	42,464	$ 1,709,049
8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2026, the Fund had a balance outstanding pursuant to this line of credit of $920,000 at an annual interest rate of 4.63%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2026. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at June 30, 2026. The Fund’s average borrowings or allocated fees during the six months ended June 30, 2026 were not significant.
14

Eaton Vance
Growth Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $852,660 and $870,000, respectively. Collateral received was comprised of cash. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$870,000	$ —	$ —	$ —	$870,000
The carrying amount of the liability for collateral for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at June 30, 2026.
10  Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $7,884, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,318,548	$26,407,355	$(27,718,019)	$ —	$ —	$7,884	$82,883	7,884
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
15

Eaton Vance
Growth Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$438,461,778*	$ —	$ —	$438,461,778
Short-Term Investments:
Affiliated Fund	7,884	—	—	7,884
Securities Lending Collateral	870,000	—	—	870,000
Total Investments	$439,339,662	$—	$—	$439,339,662
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
16

Eaton Vance
Growth Fund
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Eaton Vance
Growth Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
18

Eaton Vance
Growth Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Growth Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
19

Eaton Vance
Growth Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

EALCX-NCSR    6.30.26

Eaton Vance
Large-Cap Value Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Eaton Vance
Large-Cap Value Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Air Freight & Logistics — 2.3%
United Parcel Service, Inc., Class B	313,635	$ 33,715,763
		$ 33,715,763
Banks — 6.0%
Bank of America Corp.	639,613	$ 36,445,149
Huntington Bancshares, Inc.	1,440,882	25,546,838
Wells Fargo & Co.	298,435	24,662,668
		$ 86,654,655
Beverages — 1.5%
Coca-Cola Co.	266,884	$ 21,689,663
		$ 21,689,663
Biotechnology — 3.5%
AbbVie, Inc.	152,366	$ 38,341,380
Gilead Sciences, Inc.	101,287	12,796,600
		$ 51,137,980
Broadline Retail — 8.3%
Amazon.com, Inc.(1)	452,204	$ 107,778,301
eBay, Inc.	109,442	12,230,144
		$ 120,008,445
Building Products — 2.2%
Johnson Controls International PLC	220,440	$ 32,208,488
		$ 32,208,488
Capital Markets — 2.0%
Charles Schwab Corp.	308,187	$ 28,436,414
		$ 28,436,414
Chemicals — 1.9%
Linde PLC	54,366	$ 28,212,692
		$ 28,212,692
Communications Equipment — 2.8%
Cisco Systems, Inc.	346,398	$ 40,687,909
		$ 40,687,909
Security	Shares	Value
Consumer Staples Distribution & Retail — 1.6%
U.S. Foods Holding Corp.(1)	221,052	$ 22,602,567
		$ 22,602,567
Containers & Packaging — 2.5%
Avery Dennison Corp.	64,473	$ 10,467,192
Ball Corp.	409,841	25,574,078
		$ 36,041,270
Electric Utilities — 3.5%
Duke Energy Corp.	105,671	$ 13,375,835
Entergy Corp.	181,017	20,791,613
NRG Energy, Inc.	116,089	16,955,959
		$ 51,123,407
Electrical Equipment — 1.8%
Emerson Electric Co.	186,237	$ 26,659,827
		$ 26,659,827
Electronic Equipment, Instruments & Components — 0.8%
Zebra Technologies Corp., Class A(1)	43,887	$ 11,553,692
		$ 11,553,692
Entertainment — 2.0%
Walt Disney Co.	301,039	$ 28,975,004
		$ 28,975,004
Financial Services — 1.4%
Rocket Cos., Inc., Class A(1)(2)	780,721	$ 12,296,356
Voya Financial, Inc.	90,203	8,166,077
		$ 20,462,433
Food Products — 2.9%
Hershey Co.	107,066	$ 18,784,730
J.M. Smucker Co.	200,850	22,595,625
		$ 41,380,355
Ground Transportation — 2.2%
CSX Corp.	666,297	$ 31,669,096
		$ 31,669,096
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	153,677	$ 13,944,651
		$ 13,944,651

1
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 2.1%
Quest Diagnostics, Inc.	57,433	$ 12,172,924
UnitedHealth Group, Inc.	44,074	18,318,477
		$ 30,491,401
Hotels, Restaurants & Leisure — 1.5%
McDonald's Corp.	79,382	$ 21,457,748
		$ 21,457,748
Household Products — 0.9%
Kimberly-Clark Corp.(2)	115,103	$ 12,634,856
		$ 12,634,856
Industrial Conglomerates — 2.0%
3M Co.	179,411	$ 29,048,435
		$ 29,048,435
Industrial REITs — 1.4%
First Industrial Realty Trust, Inc.	320,239	$ 19,633,853
		$ 19,633,853
Insurance — 6.9%
American International Group, Inc.	419,778	$ 31,286,054
MetLife, Inc.	295,699	25,019,092
Prudential PLC	564,938	7,503,511
Reinsurance Group of America, Inc.	168,031	35,731,792
		$ 99,540,449
Life Sciences Tools & Services — 1.1%
Mettler-Toledo International, Inc.(1)	12,122	$ 15,485,976
		$ 15,485,976
Machinery — 2.1%
Ingersoll Rand, Inc.	207,403	$ 17,004,972
Westinghouse Air Brake Technologies Corp.	51,324	13,836,950
		$ 30,841,922
Metals & Mining — 2.1%
Alcoa Corp.	150,497	$ 7,846,914
Steel Dynamics, Inc.	99,525	22,837,006
		$ 30,683,920
Multi-Utilities — 0.9%
CenterPoint Energy, Inc.(2)	281,084	$ 12,378,939
		$ 12,378,939
Security	Shares	Value
Oil, Gas & Consumable Fuels — 8.0%
ConocoPhillips	151,180	$ 15,716,673
Diamondback Energy, Inc.	85,388	15,009,503
Exxon Mobil Corp.	237,177	32,426,839
Occidental Petroleum Corp.	208,929	10,147,681
Phillips 66	142,911	24,159,105
Williams Cos., Inc.	244,637	18,186,315
		$ 115,646,116
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	507,968	$ 29,269,116
Merck & Co., Inc.	294,309	37,818,707
		$ 67,087,823
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.(1)	28,456	$ 16,530,375
Intel Corp.(1)	247,502	34,558,704
Microchip Technology, Inc.	146,655	13,374,936
Micron Technology, Inc.	27,164	31,355,134
Texas Instruments, Inc.	37,321	11,124,270
		$ 106,943,419
Software — 0.8%
Microsoft Corp.	30,335	$ 11,315,562
		$ 11,315,562
Specialty Retail — 1.1%
Ross Stores, Inc.	78,535	$ 16,716,175
		$ 16,716,175
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	167,052	$ 48,338,167
Hewlett Packard Enterprise Co.	538,380	24,286,322
		$ 72,624,489
Total Common Stocks (identified cost $1,127,904,494)		$1,419,695,394

Short-Term Investments — 3.0%
Affiliated Fund — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(3)	32,555,301	$ 32,555,301
Total Affiliated Fund (identified cost $32,555,301)		$ 32,555,301

2
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(4)	10,300,285	$ 10,300,285
Total Securities Lending Collateral (identified cost $10,300,285)		$ 10,300,285
Total Short-Term Investments (identified cost $42,855,586)		$ 42,855,586
Total Investments — 101.1% (identified cost $1,170,760,080)		$1,462,550,980
Other Assets, Less Liabilities — (1.1)%		$ (16,010,255)
Net Assets — 100.0%		$1,446,540,725
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $20,058,485.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of June 30, 2026.
(4)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $1,138,204,779) — including $20,058,485 of securities on loan	$1,429,995,679
Affiliated investments, at value (identified cost $32,555,301)	32,555,301
Dividends receivable	1,262,529
Dividends receivable from affiliated investments	76,589
Receivable for Fund shares sold	179,296
Securities lending income receivable	1,260
Tax reclaims receivable	55,555
Trustees' deferred compensation plan	306,313
Total assets	$1,464,432,522
Liabilities
Collateral for securities loaned	$10,300,285
Payable for investments purchased	4,803,032
Payable for Fund shares redeemed	1,231,982
Payable to affiliates:
Investment adviser fee	738,726
Distribution and service fees	148,901
Sub-transfer agency fee	19,958
Trustees' fees	19,250
Trustees' deferred compensation plan	306,313
Accrued expenses	323,350
Total liabilities	$17,891,797
Net Assets	$1,446,540,725
Sources of Net Assets
Paid-in capital	$967,451,326
Distributable earnings	479,089,399
Net Assets	$1,446,540,725
Class A Shares
Net Assets	$620,658,356
Shares Outstanding	20,483,098
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$30.30
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$31.98
Class C Shares
Net Assets	$9,872,052
Shares Outstanding	323,484
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$30.52
Class I Shares
Net Assets	$707,995,192
Shares Outstanding	23,232,725
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$30.47
4
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2026
Class R Shares
Net Assets	$33,281,535
Shares Outstanding	1,102,090
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$30.20
Class R6 Shares
Net Assets	$74,733,590
Shares Outstanding	2,450,384
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$30.50
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income	$12,439,204
Dividend income from affiliated investments	264,927
Securities lending income, net	5,594
Total investment income	$12,709,725
Expenses
Investment adviser fee	$4,383,597
Distribution and service fees:
Class A	743,373
Class C	49,761
Class R	81,064
Trustees’ fees and expenses	34,498
Custodian fee	160,516
Transfer and dividend disbursing agent fees	463,774
Legal and accounting services	105,575
Printing and postage	29,368
Registration fees	34,485
ReFlow liquidity program fees	101,446
Miscellaneous	28,894
Total expenses	$6,216,351
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$10,496
Total expense reductions	$10,496
Net expenses	$6,205,855
Net investment income	$6,503,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$188,935,638(1)
Foreign currency transactions	30,203
Net realized gain	$188,965,841
Change in unrealized appreciation (depreciation):
Investments	$(12,480,323)
Foreign currency	(539)
Net change in unrealized appreciation (depreciation)	$(12,480,862)
Net realized and unrealized gain	$176,484,979
Net increase in net assets from operations	$182,988,849
(1)	Includes $43,044,741 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,503,870	$14,979,691
Net realized gain	188,965,841(1)	117,587,369(2)
Net change in unrealized appreciation (depreciation)	(12,480,862)	28,239,470
Net increase in net assets from operations	$182,988,849	$160,806,530
Distributions to shareholders:
Class A	$(2,400,744)	$(34,532,247)
Class C	(3,181)	(530,466)
Class I	(3,613,458)	(42,429,643)
Class R	(90,181)	(1,807,802)
Class R6	(406,471)	(4,787,137)
Total distributions to shareholders	$(6,514,035)	$(84,087,295)
Transactions in shares of beneficial interest:
Class A	$(33,886,890)	$(48,479,475)
Class C	(1,684,074)	(1,251,634)
Class I	(65,922,126)	(64,113,309)
Class R	(2,454,817)	(4,032,420)
Class R6	(9,951,505)	(24,236,139)
Net decrease in net assets from Fund share transactions	$(113,899,412)	$(142,112,977)
Net increase (decrease) in net assets	$62,575,402	$(65,393,742)
Net Assets
At beginning of period	$1,383,965,323	$1,449,359,065
At end of period	$1,446,540,725	$1,383,965,323
(1)	Includes $43,044,741 of net realized gains from redemptions in-kind.
(2)	Includes $67,511,782 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Financial Highlights

	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$26.76	$25.37	$23.69	$22.63	$24.26	$21.00
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.24	$0.26	$0.26	$0.25	$0.25
Net realized and unrealized gain (loss)	3.55	2.79	2.49	1.50	(0.92)	4.79
Total income (loss) from operations	$3.66	$3.03	$2.75	$1.76	$(0.67)	$5.04
Less Distributions
From net investment income	$(0.12)	$(0.24)	$(0.26)	$(0.23)	$(0.25)	$(0.24)
From net realized gain	—	(1.40)	(0.81)	(0.47)	(0.71)	(1.54)
Total distributions	$(0.12)	$(1.64)	$(1.07)	$(0.70)	$(0.96)	$(1.78)
Net asset value — End of period	$30.30	$26.76	$25.37	$23.69	$22.63	$24.26
Total Return(2)	13.68%(3)	12.12%	11.49%	7.92%	(2.78)%	24.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$620,658	$579,708	$596,175	$597,094	$626,604	$699,076
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.01%(5)	1.02%	1.00%	1.03%	1.01%	1.01%
Net expenses	1.01%(5)(6)	1.02%(6)	1.00%(6)	1.03%(6)	1.01%(6)	1.01%
Net investment income	0.80%(5)	0.93%	1.02%	1.12%	1.06%	1.07%
Portfolio Turnover	42%(3)	80%	75%	68%	65%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$26.95	$25.55	$23.84	$22.76	$24.39	$21.10
Income (Loss) From Operations
Net investment income(1)	$0.01	$0.05	$0.07	$0.08	$0.07	$0.07
Net realized and unrealized gain (loss)	3.57	2.79	2.51	1.52	(0.93)	4.82
Total income (loss) from operations	$3.58	$2.84	$2.58	$1.60	$(0.86)	$4.89
Less Distributions
From net investment income	$(0.01)	$(0.04)	$(0.06)	$(0.05)	$(0.06)	$(0.06)
From net realized gain	—	(1.40)	(0.81)	(0.47)	(0.71)	(1.54)
Total distributions	$(0.01)	$(1.44)	$(0.87)	$(0.52)	$(0.77)	$(1.60)
Net asset value — End of period	$30.52	$26.95	$25.55	$23.84	$22.76	$24.39
Total Return(2)	13.28%(3)	11.23%	10.68%	7.11%	(3.53)%	23.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,872	$10,312	$11,019	$13,182	$15,822	$20,594
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.76%(5)	1.77%	1.75%	1.78%	1.77%	1.76%
Net expenses	1.76%(5)(6)	1.77%(6)	1.75%(6)	1.78%(6)	1.77%(6)	1.76%
Net investment income	0.05%(5)	0.19%	0.28%	0.37%	0.31%	0.30%
Portfolio Turnover	42%(3)	80%	75%	68%	65%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$26.91	$25.51	$23.81	$22.74	$24.38	$21.09
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.31	$0.33	$0.31	$0.31	$0.31
Net realized and unrealized gain (loss)	3.56	2.80	2.50	1.52	(0.93)	4.82
Total income (loss) from operations	$3.71	$3.11	$2.83	$1.83	$(0.62)	$5.13
Less Distributions
From net investment income	$(0.15)	$(0.31)	$(0.32)	$(0.29)	$(0.31)	$(0.30)
From net realized gain	—	(1.40)	(0.81)	(0.47)	(0.71)	(1.54)
Total distributions	$(0.15)	$(1.71)	$(1.13)	$(0.76)	$(1.02)	$(1.84)
Net asset value — End of period	$30.47	$26.91	$25.51	$23.81	$22.74	$24.38
Total Return(2)	13.82%(3)	12.37%	11.79%	8.20%	(2.56)%	24.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$707,995	$687,057	$713,529	$704,292	$786,104	$841,350
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76%(5)	0.77%	0.75%	0.78%	0.76%	0.76%
Net expenses	0.76%(5)(6)	0.77%(6)	0.75%(6)	0.78%(6)	0.76%(6)	0.76%
Net investment income	1.05%(5)	1.19%	1.28%	1.37%	1.32%	1.31%
Portfolio Turnover	42%(3)	80%	75%	68%	65%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$26.67	$25.29	$23.62	$22.56	$24.19	$20.94
Income (Loss) From Operations
Net investment income(1)	$0.08	$0.18	$0.20	$0.20	$0.19	$0.19
Net realized and unrealized gain (loss)	3.53	2.77	2.47	1.50	(0.92)	4.78
Total income (loss) from operations	$3.61	$2.95	$2.67	$1.70	$(0.73)	$4.97
Less Distributions
From net investment income	$(0.08)	$(0.17)	$(0.19)	$(0.17)	$(0.19)	$(0.18)
From net realized gain	—	(1.40)	(0.81)	(0.47)	(0.71)	(1.54)
Total distributions	$(0.08)	$(1.57)	$(1.00)	$(0.64)	$(0.90)	$(1.72)
Net asset value — End of period	$30.20	$26.67	$25.29	$23.62	$22.56	$24.19
Total Return(2)	13.55%(3)	11.83%	11.20%	7.66%	(3.04)%	24.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,282	$31,677	$33,995	$38,492	$41,954	$49,462
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.26%(5)	1.27%	1.25%	1.28%	1.26%	1.26%
Net expenses	1.26%(5)(6)	1.27%(6)	1.25%(6)	1.28%(6)	1.26%(6)	1.26%
Net investment income	0.55%(5)	0.69%	0.77%	0.87%	0.81%	0.81%
Portfolio Turnover	42%(3)	80%	75%	68%	65%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$26.93	$25.53	$23.83	$22.76	$24.40	$21.11
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.33	$0.34	$0.33	$0.32	$0.33
Net realized and unrealized gain (loss)	3.57	2.79	2.51	1.51	(0.93)	4.82
Total income (loss) from operations	$3.73	$3.12	$2.85	$1.84	$(0.61)	$5.15
Less Distributions
From net investment income	$(0.16)	$(0.32)	$(0.34)	$(0.30)	$(0.32)	$(0.32)
From net realized gain	—	(1.40)	(0.81)	(0.47)	(0.71)	(1.54)
Total distributions	$(0.16)	$(1.72)	$(1.15)	$(0.77)	$(1.03)	$(1.86)
Net asset value — End of period	$30.50	$26.93	$25.53	$23.83	$22.76	$24.40
Total Return(2)	13.88%(3)	12.42%	11.85%	8.26%	(2.50)%	24.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,734	$75,210	$94,641	$105,046	$115,269	$96,311
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.71%(5)	0.71%	0.70%	0.71%	0.71%	0.70%
Net expenses	0.71%(5)(6)	0.71%(6)	0.70%(6)	0.71%(6)	0.71%(6)	0.70%
Net investment income	1.11%(5)	1.24%	1.33%	1.44%	1.38%	1.39%
Portfolio Turnover	42%(3)	80%	75%	68%	65%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge.
Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed
13

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
14

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,172,512,866
Gross unrealized appreciation	$307,442,438
Gross unrealized depreciation	(17,404,324)
Net unrealized appreciation	$290,038,114
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion but less than $10 billion	0.575%
$10 billion but less than $15 billion	0.555%
$15 billion but less than $20 billion	0.540%
$20 billion but less than $25 billion	0.530%
$25 billion and over	0.520%
For the six months ended June 30, 2026, the investment adviser fee amounted to $4,383,597 or 0.625% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment adviser fee paid was reduced by $10,496 relating to the Fund’s investment in the Liquidity Fund. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, EVM earned $46,270 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,931 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2026 amounted to $743,373 for Class A shares.
15

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2026, the Fund paid or accrued to EVD $37,321 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2026, the Fund paid or accrued to EVD $40,532 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2026 amounted to $12,440 and $40,532 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2026, the Fund was informed that EVD received $473 and $110 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $585,526,545 and $646,105,451, respectively, for the six months ended June 30, 2026. In-kind sales for the six months ended June 30, 2026 aggregated $69,844,524.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	358,251	$ 10,133,442	936,205	$ 24,248,560
Issued to shareholders electing to receive payments of distributions in Fund shares	74,738	2,140,710	1,173,804	30,737,722
Redemptions	(1,613,253)	(46,161,042)	(3,941,612)	(103,465,757)
Net decrease	(1,180,264)	$(33,886,890)	(1,831,603)	$(48,479,475)
Class C
Sales	11,889	$ 337,974	41,974	$ 1,133,754
Issued to shareholders electing to receive payments of distributions in Fund shares	101	3,025	18,335	484,294
Redemptions	(71,122)	(2,025,073)	(109,041)	(2,869,682)
Net decrease	(59,132)	$ (1,684,074)	(48,732)	$ (1,251,634)
16

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	3,324,458	$ 95,419,375	7,764,910	$205,313,899
Issued to shareholders electing to receive payments of distributions in Fund shares	106,881	3,074,511	1,369,275	36,035,001
Redemptions	(5,728,494)	(164,416,012)	(11,573,898)	(305,462,209)
Net decrease	(2,297,155)	$(65,922,126)	(2,439,713)	$(64,113,309)
Class R
Sales	47,881	$ 1,354,245	145,816	$ 3,818,564
Issued to shareholders electing to receive payments of distributions in Fund shares	3,156	90,181	69,254	1,807,802
Redemptions	(136,721)	(3,899,243)	(371,331)	(9,658,786)
Net decrease	(85,684)	$ (2,454,817)	(156,261)	$ (4,032,420)
Class R6
Sales	90,774	$ 2,581,489	291,336	$ 7,624,020
Issued to shareholders electing to receive payments of distributions in Fund shares	11,848	340,582	154,687	4,072,046
Redemptions	(444,625)	(12,873,576)	(1,360,793)	(35,932,205)
Net decrease	(342,003)	$ (9,951,505)	(914,770)	$(24,236,139)
8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
17

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

At June 30, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $20,058,485 and $21,084,361, respectively. Collateral received was comprised of cash of $10,300,285 and U.S. government and/or agencies securities of $10,784,076. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$10,300,285	$ —	$ —	$ —	$10,300,285
The carrying amount of the liability for collateral for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at June 30, 2026.
10   Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $32,555,301, which represents 2.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$14,737,235	$223,749,013	$(205,930,947)	$ —	$ —	$32,555,301	$264,927	32,555,301
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 28,975,004	$ —	$ —	$ 28,975,004
Consumer Discretionary	158,182,368	—	—	158,182,368
Consumer Staples	98,307,441	—	—	98,307,441
Energy	115,646,116	—	—	115,646,116
Financials	227,590,440	7,503,511	—	235,093,951
Health Care	178,147,831	—	—	178,147,831
18

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Industrials	$ 184,143,531	$ —	$ —	$ 184,143,531
Information Technology	243,125,071	—	—	243,125,071
Materials	94,937,882	—	—	94,937,882
Real Estate	19,633,853	—	—	19,633,853
Utilities	63,502,346	—	—	63,502,346
Total Common Stocks	$1,412,191,883	$7,503,511*	$ —	$1,419,695,394
Short-Term Investments:
Affiliated Fund	$ 32,555,301	$ —	$ —	$ 32,555,301
Securities Lending Collateral	10,300,285	—	—	10,300,285
Total Investments	$1,455,047,469	$ 7,503,511	$ —	$1,462,550,980
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
19

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
20

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
21

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Large-Cap Value Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board considered information from the Adviser regarding the reasons for the Fund’s underperformance relative to its peer group, including stock selection in certain sectors. In this regard, the Board determined to continue to monitor the performance of the Fund.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
22

Eaton Vance
Large-Cap Value Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
23

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EHSTX-NCSR    6.30.26

Eaton Vance
Small-Cap Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Eaton Vance
Small-Cap Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Small-Cap Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Aerospace & Defense — 1.4%
Hexcel Corp.	17,787	$ 1,779,767
		$ 1,779,767
Automobile Components — 3.3%
Dorman Products, Inc.(1)	32,207	$ 4,394,645
		$ 4,394,645
Banks — 13.0%
Commerce Bancshares, Inc.	45,112	$ 2,605,218
Community Financial System, Inc.	59,815	4,014,783
Cullen/Frost Bankers, Inc.	10,579	1,634,667
First Financial Bankshares, Inc.	44,758	1,548,627
Old National Bancorp	124,673	3,229,031
Southstate Bank Corp.	35,679	3,564,332
Stock Yards Bancorp, Inc.	6,860	524,584
		$ 17,121,242
Building Products — 10.2%
A.O. Smith Corp.	14,985	$ 939,859
Advanced Drainage Systems, Inc.	14,418	2,263,049
AZZ, Inc.	16,904	2,620,965
CSW Industrials, Inc.	16,062	4,470,055
Hayward Holdings, Inc.(1)	176,908	3,062,278
		$ 13,356,206
Capital Markets — 1.6%
Stifel Financial Corp.	30,990	$ 2,162,172
		$ 2,162,172
Chemicals — 4.5%
Balchem Corp.	16,062	$ 2,713,675
Quaker Chemical Corp.	20,301	3,225,220
		$ 5,938,895
Construction Materials — 1.1%
Knife River Corp.(1)	17,110	$ 1,431,251
		$ 1,431,251
Containers & Packaging — 1.0%
AptarGroup, Inc.	10,496	$ 1,314,099
		$ 1,314,099
Security	Shares	Value
Distributors — 1.4%
Pool Corp.	8,272	$ 1,777,653
		$ 1,777,653
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc.(1)	19,694	$ 1,395,911
		$ 1,395,911
Diversified REITs — 2.5%
Essential Properties Realty Trust, Inc.	110,923	$ 3,311,051
		$ 3,311,051
Electric Utilities — 2.7%
IDACORP, Inc.	23,242	$ 3,516,515
		$ 3,516,515
Electronic Equipment, Instruments & Components — 4.0%
Advanced Energy Industries, Inc.	2,169	$ 808,755
Badger Meter, Inc.	7,873	1,168,196
Knowles Corp.(1)	16,392	679,940
Ralliant Corp.	35,061	2,581,541
		$ 5,238,432
Financial Services — 0.7%
Flywire Corp.(1)	52,906	$ 929,558
		$ 929,558
Food Products — 2.4%
Freshpet, Inc.(1)	14,362	$ 849,082
Post Holdings, Inc.(1)	26,728	2,359,013
		$ 3,208,095
Health Care Providers & Services — 2.6%
Addus HomeCare Corp.(1)	6,105	$ 613,370
Option Care Health, Inc.(1)	45,156	946,921
U.S. Physical Therapy, Inc.	27,872	1,914,249
		$ 3,474,540
Health Care Technology — 0.4%
HeartFlow, Inc.(1)	18,312	$ 537,274
		$ 537,274
Hotels, Restaurants & Leisure — 4.4%
Aramark	33,532	$ 1,907,971

1
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	4,350	$ 840,551
Wyndham Hotels & Resorts, Inc.	35,202	2,964,360
		$ 5,712,882
Household Durables — 1.2%
Installed Building Products, Inc.	3,231	$ 742,613
Meritage Homes Corp.	10,063	843,783
		$ 1,586,396
Household Products — 0.6%
WD-40 Co.	3,314	$ 807,423
		$ 807,423
Industrial REITs — 4.7%
EastGroup Properties, Inc.	12,789	$ 2,590,156
Rexford Industrial Realty, Inc.	39,511	1,323,618
Terreno Realty Corp.	34,718	2,248,685
		$ 6,162,459
Insurance — 3.9%
First American Financial Corp.	32,398	$ 2,222,179
Hamilton Insurance Group Ltd., Class B	76,260	2,588,264
White Mountains Insurance Group Ltd.	140	290,275
		$ 5,100,718
Life Sciences Tools & Services — 0.5%
Repligen Corp.(1)	4,957	$ 676,333
		$ 676,333
Machinery — 11.5%
Alliance Laundry Holdings, Inc.(1)	56,346	$ 1,494,296
Atmus Filtration Technologies, Inc.	30,770	1,568,962
Donaldson Co., Inc.	39,898	3,581,644
ESCO Technologies, Inc.	9,874	3,456,295
Franklin Electric Co., Inc.	38,302	4,105,591
Standex International Corp.	2,651	948,183
		$ 15,154,971
Oil, Gas & Consumable Fuels — 1.6%
California Resources Corp.	38,600	$ 2,040,782
		$ 2,040,782
Semiconductors & Semiconductor Equipment — 4.0%
Allegro MicroSystems, Inc.(1)	21,801	$ 1,517,786
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Diodes, Inc.(1)	21,023	$ 2,300,757
Rambus, Inc.(1)	10,468	1,389,522
		$ 5,208,065
Software — 5.9%
ACI Worldwide, Inc.(1)	14,888	$ 748,718
Alkami Technology, Inc.(1)	40,218	728,750
Appfolio, Inc., Class A(1)	3,702	593,616
Bentley Systems, Inc., Class B	42,743	1,277,588
CCC Intelligent Solutions Holdings, Inc.(1)	300,939	1,552,845
Descartes Systems Group, Inc.(1)	23,229	1,608,376
Manhattan Associates, Inc.(1)	9,335	1,299,899
		$ 7,809,792
Specialty Retail — 3.0%
Valvoline, Inc.(1)	98,154	$ 3,881,009
		$ 3,881,009
Textiles, Apparel & Luxury Goods — 1.0%
Steven Madden Ltd.	29,567	$ 1,244,771
		$ 1,244,771
Trading Companies & Distributors — 3.1%
Core & Main, Inc., Class A(1)	51,540	$ 2,486,805
EquipmentShare.com, Inc., Class A(1)	82,585	1,623,621
		$ 4,110,426
Total Common Stocks (identified cost $107,446,238)		$130,383,333

Short-Term Investments — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	4,558,789	$ 4,558,789
Total Short-Term Investments (identified cost $4,558,789)		$ 4,558,789
Total Investments — 102.7% (identified cost $112,005,027)		$134,942,122
Other Assets, Less Liabilities — (2.7)%		$ (3,605,905)
Net Assets — 100.0%		$131,336,217

2
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2026.
Abbreviations:
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $107,446,238)	$130,383,333
Affiliated investments, at value (identified cost $4,558,789)	4,558,789
Dividends receivable	126,189
Dividends receivable from affiliated investments	7,489
Receivable for investments sold	442,299
Receivable for Fund shares sold	23,766
Receivable from affiliates	1,079
Trustees' deferred compensation plan	20,998
Total assets	$135,563,942
Liabilities
Payable for investments purchased	$3,914,258
Payable for Fund shares redeemed	133,880
Payable to affiliates:
Investment adviser fee	77,367
Administration fee	15,527
Distribution and service fees	9,130
Sub-transfer agency fee	3,779
Trustees' fees	2,050
Trustees' deferred compensation plan	20,998
Accrued expenses	50,736
Total liabilities	$4,227,725
Net Assets	$131,336,217
Sources of Net Assets
Paid-in capital	$100,771,015
Distributable earnings	30,565,202
Net Assets	$131,336,217
Class A Shares
Net Assets	$21,904,870
Shares Outstanding	1,498,218
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.62
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$15.43
Class C Shares
Net Assets	$4,139,801
Shares Outstanding	400,909
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.33
Class I Shares
Net Assets	$101,339,147
Shares Outstanding	5,915,997
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.13
4
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2026
Class R Shares
Net Assets	$3,952,399
Shares Outstanding	291,589
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.55
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income	$930,972
Dividend income from affiliated investments	47,865
Total investment income	$978,837
Expenses
Investment adviser fee	$489,202
Administration fee	97,840
Distribution and service fees:
Class A	27,504
Class C	20,281
Class R	8,490
Trustees’ fees and expenses	3,166
Custodian fee	24,382
Transfer and dividend disbursing agent fees	66,366
Legal and accounting services	32,242
Printing and postage	10,266
Registration fees	27,898
ReFlow liquidity program fees	16,329
Miscellaneous	9,082
Total expenses	$833,048
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$150,810
Total expense reductions	$150,810
Net expenses	$682,238
Net investment income	$296,599
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$9,093,406(1)
Net realized gain	$9,093,406
Change in unrealized appreciation (depreciation):
Investments	$2,890,024
Net change in unrealized appreciation (depreciation)	$2,890,024
Net realized and unrealized gain	$11,983,430
Net increase in net assets from operations	$12,280,029
(1)	Includes $1,572,553 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$296,599	$424,598
Net realized gain	9,093,406(1)	7,672,106
Net change in unrealized appreciation (depreciation)	2,890,024	(18,386,060)
Net increase (decrease) in net assets from operations	$12,280,029	$(10,289,356)
Distributions to shareholders:
Class A	$—	$(1,781,086)
Class C	—	(457,938)
Class I	—	(7,803,824)
Class R	—	(259,375)
Total distributions to shareholders	$—	$(10,302,223)
Transactions in shares of beneficial interest:
Class A	$(2,936,939)	$(437,699)
Class C	(415,410)	(140,703)
Class I	(18,506,626)	(10,656,382)
Class R	821,260	1,283,658
Net decrease in net assets from Fund share transactions	$(21,037,715)	$(9,951,126)
Net decrease in net assets	$(8,757,686)	$(30,542,705)
Net Assets
At beginning of period	$140,093,903	$170,636,608
At end of period	$131,336,217	$140,093,903
(1)	Includes $1,572,553 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2026
Financial Highlights

	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$13.36	$15.41	$14.11	$12.77	$15.59	$14.69
Income (Loss) From Operations
Net investment income (loss)(1)	$0.02	$0.01	$0.02	$0.02	$(0.00)(2)	$(0.04)
Net realized and unrealized gain (loss)	1.24	(0.96)	1.69	1.42	(2.41)	3.10
Total income (loss) from operations	$1.26	$(0.95)	$1.71	$1.44	$(2.41)	$3.06
Less Distributions
From net investment income	$—	$(0.01)	$(0.02)	$(0.02)	$—	$—
From net realized gain	—	(1.09)	(0.39)	(0.08)	(0.41)	(2.16)
Total distributions	$—	$(1.10)	$(0.41)	$(0.10)	$(0.41)	$(2.16)
Net asset value — End of period	$14.62	$13.36	$15.41	$14.11	$12.77	$15.59
Total Return(3)	9.43%(4)	(6.19)%	11.93%	11.28%	(15.53)%	21.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,905	$22,853	$26,664	$24,053	$21,475	$28,882
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.44%(6)	1.39%	1.36%	1.38%	1.39%	1.38%
Net expenses	1.21%(6)(7)	1.21%(7)	1.21%(7)	1.21%(7)	1.21%(7)	1.21%
Net investment income (loss)	0.29%(6)	0.08%	0.12%	0.14%	(0.02)%	(0.25)%
Portfolio Turnover	31%(4)	58%	38%	42%	53%	55%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.47	$11.33	$10.53	$9.61	$11.88	$11.63
Income (Loss) From Operations
Net investment loss(1)	$(0.02)	$(0.07)	$(0.07)	$(0.06)	$(0.08)	$(0.13)
Net realized and unrealized gain (loss)	0.88	(0.70)	1.26	1.06	(1.83)	2.44
Total income (loss) from operations	$0.86	$(0.77)	$1.19	$1.00	$(1.91)	$2.31
Less Distributions
From net realized gain	$—	$(1.09)	$(0.39)	$(0.08)	$(0.36)	$(2.06)
Total distributions	$—	$(1.09)	$(0.39)	$(0.08)	$(0.36)	$(2.06)
Net asset value — End of period	$10.33	$9.47	$11.33	$10.53	$9.61	$11.88
Total Return(2)	9.08%(3)	(6.85)%	11.06%	10.46%	(16.17)%	20.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,140	$4,204	$5,146	$4,469	$3,299	$3,254
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.19%(5)	2.14%	2.11%	2.13%	2.14%	2.13%
Net expenses	1.96%(5)(6)	1.96%(6)	1.96%(6)	1.96%(6)	1.96%(6)	1.96%
Net investment loss	(0.45)%(5)	(0.68)%	(0.62)%	(0.59)%	(0.74)%	(1.01)%
Portfolio Turnover	31%(3)	58%	38%	42%	53%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.63	$17.83	$16.26	$14.70	$17.87	$16.57
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.06	$0.06	$0.06	$0.04	$0.00(2)
Net realized and unrealized gain (loss)	1.46	(1.12)	1.96	1.63	(2.76)	3.51
Total income (loss) from operations	$1.50	$(1.06)	$2.02	$1.69	$(2.72)	$3.51
Less Distributions
From net investment income	$—	$(0.05)	$(0.06)	$(0.05)	$(0.02)	$(0.02)
From net realized gain	—	(1.09)	(0.39)	(0.08)	(0.43)	(2.19)
Total distributions	$—	$(1.14)	$(0.45)	$(0.13)	$(0.45)	$(2.21)
Net asset value — End of period	$17.13	$15.63	$17.83	$16.26	$14.70	$17.87
Total Return(3)	9.60%(4)	(5.97)%	12.23%	11.54%	(15.31)%	21.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,339	$110,204	$136,856	$124,995	$101,802	$111,052
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.19%(6)	1.14%	1.11%	1.13%	1.14%	1.13%
Net expenses	0.96%(6)(7)	0.96%(7)	0.96%(7)	0.96%(7)	0.96%(7)	0.96%
Net investment income	0.54%(6)	0.32%	0.37%	0.40%	0.25%	0.01%
Portfolio Turnover	31%(4)	58%	38%	42%	53%	55%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2026
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.40	$14.41	$13.25	$12.01	$14.69	$13.93
Income (Loss) From Operations
Net investment income (loss)(1)	$0.01	$(0.02)	$(0.01)	$(0.01)	$(0.03)	$(0.08)
Net realized and unrealized gain (loss)	1.14	(0.90)	1.57	1.33	(2.27)	2.93
Total income (loss) from operations	$1.15	$(0.92)	$1.56	$1.32	$(2.30)	$2.85
Less Distributions
From net investment income	$—	$—	$(0.01)	$—	$—	$—
From net realized gain	—	(1.09)	(0.39)	(0.08)	(0.38)	(2.09)
Total distributions	$—	$(1.09)	$(0.40)	$(0.08)	$(0.38)	$(2.09)
Net asset value — End of period	$13.55	$12.40	$14.41	$13.25	$12.01	$14.69
Total Return(2)	9.27%(3)	(6.42)%	11.61%	11.03%	(15.73)%	20.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,952	$2,834	$1,971	$917	$414	$455
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.69%(5)	1.64%	1.61%	1.63%	1.64%	1.63%
Net expenses	1.46%(5)(6)	1.46%(6)	1.46%(6)	1.46%(6)	1.46%(6)	1.46%
Net investment income (loss)	0.10%(5)	(0.13)%	(0.07)%	(0.10)%	(0.25)%	(0.53)%
Portfolio Turnover	31%(3)	58%	38%	42%	53%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business,
12

Eaton Vance
Small-Cap Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$113,766,926
Gross unrealized appreciation	$27,133,299
Gross unrealized depreciation	(5,958,103)
Net unrealized appreciation	$21,175,196
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly.
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.7500%
$500 million but less than $1 billion	0.6875%
$1 billion but less than $1.5 billion	0.6250%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the six months ended June 30, 2026, the Fund’s investment adviser fee amounted to $489,202 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment adviser fee paid was reduced by $1,852 relating to the Fund’s investment in the Liquidity Fund.
13

Eaton Vance
Small-Cap Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the administration fee amounted to $97,840.
EVM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 1.46% of the Fund's average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after May 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $148,958 of the Fund's operating expenses for the six months ended June 30, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, EVM earned $8,035 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $447 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
During the six months ended June 30, 2026, BMR reimbursed the Fund $20,519 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2026 amounted to $27,504 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2026, the Fund paid or accrued to EVD $15,211 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2026, the Fund paid or accrued to EVD $4,245 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2026 amounted to $5,070 and $4,245 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2026, the Fund was informed that EVD received $137 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $39,720,694 and $55,209,747, respectively, for the six months ended June 30, 2026. In-kind sales for the six months ended June 30, 2026 aggregated $5,905,668.
14

Eaton Vance
Small-Cap Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	48,183	$ 660,146	139,521	$ 2,089,011
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	128,390	1,719,141
Redemptions	(261,016)	(3,597,085)	(287,245)	(4,245,851)
Net decrease	(212,833)	$(2,936,939)	(19,334)	$ (437,699)
Class C
Sales	14,059	$ 137,040	42,917	$ 466,305
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	48,204	457,938
Redemptions	(57,169)	(552,450)	(101,145)	(1,064,946)
Net decrease	(43,110)	$ (415,410)	(10,024)	$ (140,703)
Class I
Sales	1,352,394	$21,785,029	3,232,292	$55,978,869
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	493,827	7,738,266
Redemptions	(2,487,661)	(40,291,655)	(4,351,087)	(74,373,517)
Net decrease	(1,135,267)	$(18,506,626)	(624,968)	$(10,656,382)
Class R
Sales	105,782	$ 1,370,777	136,852	$ 1,901,918
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	20,867	259,375
Redemptions	(42,759)	(549,517)	(65,912)	(877,635)
Net increase	63,023	$ 821,260	91,807	$ 1,283,658
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
15

Eaton Vance
Small-Cap Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,558,789, which represents 3.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,813	$31,804,806	$(27,247,830)	$ —	$ —	$4,558,789	$47,865	4,558,789
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$130,383,333*	$ —	$ —	$130,383,333
Short-Term Investments	4,558,789	—	—	4,558,789
Total Investments	$ 134,942,122	$ —	$ —	$134,942,122
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
16

Eaton Vance
Small-Cap Fund
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Eaton Vance
Small-Cap Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
18

Eaton Vance
Small-Cap Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Small-Cap Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board considered information from the Adviser regarding reasons for the Fund’s relative underperformance, including stock selection in certain sectors. In this regard, the Board determined to continue to monitor the performance of the Fund.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
19

Eaton Vance
Small-Cap Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

ETEGX-NCSR    6.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 21, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 21, 2026